Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority
Series A, RB, 5.00%, 09/01/26 ......... USD 640 $ 667,140
Series B, RB, 5.00%, 09/01/26 ......... 1,435 1,495,852
Series 2016A, RB, 5.00%, 09/01/36 ..... 1,285 1,335,525
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 207,529
Alabama Public School & College Authority
Series 2014B, RB, 5.00%, 01/01/26 ..... 1,890 1,895,906
Series 2020A, RB, 5.00%, 11/01/26 ..... 520 543,712
Alabama Public School and College Authority
Series B, RB, 5.00%, 05/01/26 ......... 55 55,744
Series C, RB, 5.00%, 06/01/26 ......... 150 150,852
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 300 301,408
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 41,437
State of Alabama
Series 2016C, GO, 5.00%, 08/01/26 ..... 285 296,686
Series 2016A, GO, 5.00%, 11/01/26 ..... 120 123,691
Series 2016C, GO, 5.00%, 08/01/27 ..... 430 446,656
University of Alabama (The)
Series 2019A, RB, 5.00%, 07/01/26 ..... 145 150,443
Series 2019C, RB, 5.00%,  07/01/26 ..... 230 238,633
7,951,214
Arizona — 2.2%
Arizona Board of Regents
Series 2017B, RB, 5.00%, 07/01/26 ..... 130 135,101
Series 2020A, RB, 5.00%, 07/01/26 ..... 75 78,014
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 317,155
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 45 46,809
Arizona Transportation Board
Series 2016, RB, 5.00%, 07/01/26 ...... 135 140,380
Series 2017A, RB, 5.00%, 07/01/26 ..... 450 467,934
City of Glendale, Series 2015, RB,
5.00%, 07/01/26 ................. 435 442,840
City of Mesa, Series 2016, RB, 5.00%, 07/01/26 130 135,063
City of Phoenix
Series 2016, GO, 4.00%, 07/01/26 ...... 275 281,136
Series 2016, GO, 5.00%, 07/01/26 ...... 885 921,148
Series 2016, GO, 5.00%, 07/01/27 ...... 435 452,031
City of Phoenix Civic Improvement Corp.
Series 2015A, RB, 5.00%, 07/01/26 ..... 170 172,817
Series 2016, RB, 5.00%, 07/01/26 ...... 140 145,585
Series 2020A, RB, 5.00%, 07/01/26 ..... 345 358,763
Series 2021B, RB, 5.00%,  07/01/26 ..... 310 322,367
Series 2022, RB, 5.00%, 07/01/26 ...... 260 270,372
Series B, RB, 5.00%, 07/01/26 ......... 295 306,769
Series 2016, RB, 5.00%, 07/01/27 ...... 360 374,278
City of Tucson, Series 2017, RB,
5.00%, 07/01/26 ................. 225 233,336
County of Pima
Series 2016, RB, 5.00%, 07/01/26 ...... 375 389,604
Series 2020A, RB, 5.00%, 07/01/26 ..... 470 488,304
Salt River Project Agricultural Improvement &
Power District
Series 2016A, RB, 5.00%, 01/01/26 ..... 1,385 1,425,652
Series 2017A, RB, 5.00%, 01/01/26 ..... 255 262,485
Series 2019A, RB, 5.00%, 01/01/26 ..... 250 257,338
Series 2021A, RB, 5.00%, 01/01/26 ..... 210 216,164
Security
Par (000)
Par (000) Value
Arizona (continued)
State of Arizona Distribution, Series 2005B, RB,
5.50%, 07/01/26 (NPFGC) ........... USD 40 $ 41,951
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 134,816
University of Arizona (The)
Series 2016, RB, 5.00%, 06/01/26 ...... 90 93,374
Series A, RB, 5.00%, 06/01/26 ......... 165 167,616
Series 2016A, RB, 4.00%, 06/01/28 ..... 290 292,711
9,371,913
Arkansas — 0.0%
State of Arkansas
Series 2014, GO, 5.00%, 04/01/26 ...... 115 115,381
Series 2014, GO, 5.00%, 10/01/26 ...... 20 20,052
135,433
California — 11.3%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 255,909
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 98,674
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26 (AGM)
(b)
........ 55 51,564
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 523,666
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 284,970
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 100 94,161
California Health Facilities Financing Authority,
Series 2015, RB, 5.00%, 11/15/26 ...... 115 117,900
California Infrastructure & Economic
Development Bank
Series 2016, RB, 5.00%, 10/01/26 ...... 110 114,319
Series 2017, RB, 5.00%, 10/01/26 ...... 80 83,973
Series 2019, RB, 5.00%, 10/01/26 ...... 130 136,455
Series 2016, RB, 5.00%, 10/01/27 ...... 335 347,084
Series 2016A, RB, 5.00%,  10/01/27 ..... 100 104,735
Series 2016A, RB, 4.00%, 10/01/35 ..... 100 102,646
California State Public Works Board
Series 2021A, RB, 5.00%, 02/01/26 ..... 195 201,290
Series 2016B, RB, 5.00%, 04/01/26 ..... 190 196,811
Series 2017F, RB, 5.00%, 04/01/26 ..... 300 310,755
Series 2022C, RB, 5.00%, 08/01/26 ..... 190 198,055
Series 2014A, RB, 5.00%, 09/01/26 ..... 290 290,692
Series E, RB, 5.00%, 09/01/26 ......... 75 78,318
Series 2014B, RB, 5.00%,  10/01/26 ..... 190 190,608
Series B, RB, 5.00%, 10/01/26 ......... 385 402,726
Series 2016C, RB, 5.00%, 11/01/27 ..... 165 172,318
Series 2016D, RB, 4.00%, 04/01/28 ..... 250 254,248
California State University
Series 2015A, RB, 5.00%, 11/01/26 ..... 255 261,614
Series 2016A, RB, 5.00%, 11/01/26 ..... 210 218,270
Series 2017A, RB, 5.00%, 11/01/26 ..... 220 230,774
Series 2018A, RB, 5.00%, 11/01/26 ..... 375 393,364
Series 2020A, RB, 5.00%, 11/01/26 ..... 50 52,449
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 151,822
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 83,687
City of Long Beach, Series 2022A, RB,
5.00%, 06/01/26 (AGM) ............ 355 368,956
City of Los Angeles
Series 2023A, RB, 5.00%, 02/01/26 ..... 150 154,982

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B, RB, 5.00%, 06/01/26 ..... USD 120 $ 124,990
Series D, RB, 5.00%, 06/01/26 ......... 750 763,162
City of Los Angeles Department of Airports
Series 2018E, RB, 5.00%, 05/15/26 ..... 110 114,374
Series 2019E, RB, AMT, 5.00%, 05/15/26 . 275 285,935
Series 2023B, RB, 5.00%, 05/15/26 ..... 410 426,303
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 167,573
City of San Francisco
Series D, RB, 5.00%, 11/01/26 ......... 240 252,290
Series A, RB, 5.00%, 11/01/27 ......... 350 366,380
Contra Costa Transportation Authority Sales Tax
Series 2015A, RB, 4.00%, 03/01/26 ..... 205 206,172
Series 2018B, RB, 5.00%, 03/01/26 ..... 80 82,880
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 52,472
East Bay Municipal Utility District Water System
Series 2015A, RB, 5.00%, 06/01/26 ..... 140 142,904
Series 2017B, RB, 5.00%, 06/01/26 ..... 335 348,868
East Side Union High School District, Series E,
GO, 5.00%, 08/01/28 .............. 310 323,495
El Camino Community College District
Foundation (The)
Series 2012C, GO, 0.00%, 08/01/26
(b)
.... 150 141,436
Series 2016, GO, 5.00%, 08/01/28 ...... 220 230,541
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26 (AGC)
(b)
.... 50 47,034
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 75,106
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 93,454
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 94,532
Grossmont Union High School District
(b)
Series 2004, GO, 0.00%, 08/01/26 (AGM) . 90 84,528
Series 2008, GO, 0.00%, 08/01/26 ...... 725 680,248
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 104,367
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 215 224,696
Los Angeles Community College District
Series 2015C, GO, 5.00%, 06/01/26 ..... 230 239,185
Series I, GO, 4.00%, 08/01/26 ......... 205 209,828
Series 2024, GO, 5.00%, 08/01/26 ...... 500 522,232
Series A-1, GO, 5.00%, 08/01/26 ....... 1,000 1,044,464
Series C-1, GO, 5.00%, 08/01/26 ....... 415 433,453
Series D, GO, 5.00%, 08/01/26 ........ 500 522,232
Series G, GO, 5.00%,  08/01/26 ........ 70 70,000
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A, RB, 5.00%, 06/01/26 ..... 545 566,766
Series 2021A, RB, 5.00%, 06/01/26 ..... 125 129,969
Series 2016A, RB, 5.00%,  07/01/26 ..... 375 387,678
Series 2017A, RB, 5.00%, 07/01/26 ..... 380 395,810
Series 2019C, RB, 5.00%, 07/01/26 ..... 100 104,161
Series 2023-A, RB, 5.00%, 07/01/26 ..... 715 744,748
Series 2016A, RB, 5.00%, 06/01/27 ..... 165 171,436
Los Angeles County Public Works Financing
Authority
Series 2015A, RB, 5.00%, 12/01/26 ..... 130 130,896
Series 2015B, RB, 5.00%, 12/01/26 ..... 130 133,595
Los Angeles Department of Water & Power
Series 2017A, RB, 5.00%, 07/01/26 ..... 360 374,636
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A, RB, 5.00%, 07/01/26 ..... USD 80 $ 83,252
Series 2018B, RB, 5.00%, 07/01/26 ..... 295 306,480
Series 2019C, RB, 5.00%,  07/01/26 ..... 235 244,554
Series 2019D, RB, 5.00%, 07/01/26 ..... 75 78,049
Series 2020A, RB, 5.00%, 07/01/26 ..... 320 333,009
Series 2021C, RB, 5.00%, 07/01/26 ..... 190 197,394
Series 2022E, RB, 5.00%, 07/01/26 ..... 175 182,115
Series 2023D, RB, 5.00%, 07/01/26 ..... 125 130,082
Los Angeles Department of Water & Power
Water System
Series 2014A, RB, 5.00%, 07/01/26 ..... 90 90,107
Series 2016A, RB, 5.00%, 07/01/26 ..... 445 458,587
Series 2016B, RB, 5.00%, 07/01/26 ..... 165 170,038
Series 2018B, RB, 5.00%, 07/01/26 ..... 275 286,285
Series 2020A, RB, 5.00%, 07/01/26 ..... 215 223,823
Series 2021B, RB, 5.00%, 07/01/26 ..... 145 150,950
Los Angeles Unified School District
Series 2016B, GO, 5.00%, 07/01/26 ..... 115 119,807
Series 2017A, GO, 5.00%, 07/01/26 ..... 735 765,721
Series 2018B-1, GO, 5.00%, 07/01/26 .... 155 161,479
Series 2020A, GO, 5.00%,  07/01/26 ..... 360 375,047
Series 2020C, GO, 5.00%, 07/01/26 ..... 130 135,434
Series 2020RYQ, GO, 5.00%, 07/01/26 ... 440 458,391
Series 2022QRR, GO, 5.00%, 07/01/26 ... 135 140,643
Series 2016B, GO, 5.00%, 07/01/28 ..... 620 645,210
Metropolitan Water District of Southern California
Series 2017A, RB, 2.50%, 07/01/26 ..... 280 275,426
Series 2019A, RB, 5.00%, 07/01/26 ..... 290 302,397
Series 2021B, RB, 5.00%, 10/01/26 ..... 175 183,501
Midpeninsula Regional Open Space District
Field Employees Corp., Series A, GO,
5.00%, 09/01/27 ................. 100 104,720
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 415 435,415
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 178,870
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 81,842
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. 335 315,624
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 154,195
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 130,647
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 41,779
Riverside County Transportation Commission
Sales Tax
Series 2016A, RB, 3.00%, 06/01/26 ..... 820 818,975
Series 2017A, RB, 5.00%, 06/01/26 ..... 540 561,960
Sacramento Municipal Utility District
Series 2015, RB, 5.00%, 07/01/26 ...... 230 234,120
Series 2017E, RB, 5.00%, 08/15/26 ..... 80 83,594
Series 2022J, RB, 5.00%,  08/15/26 ..... 75 78,370
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. 200 207,715
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 101,637
San Diego Public Facilities Financing Authority
Series 2020A, RB, 5.00%, 08/01/26 ..... 210 219,588
Series 2023A, RB, 5.00%, 08/01/26 ..... 330 345,067

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Unified School District
Series 2009-1, GO, 0.00%,  07/01/26
(b)
... USD 50 $ 47,106
Series 2016R-5, GO, 5.00%, 07/01/26 ... 305 318,097
Series C-2, GO, 5.50%, 07/01/26 (AGM) .. 360 378,851
San Francisco Bay Area Rapid Transit District
Series 2019F-1, GO, 4.00%, 08/01/26 .... 55 56,241
Series 2019B-1, GO, 5.00%, 08/01/26 .... 210 219,170
Series 2015D, GO, 5.00%, 08/01/26 ..... 65 66,458
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A, RB, 5.00%, 05/01/26 ..... 515 534,129
Series 2022B, RB, 5.00%, 05/01/26 ..... 115 119,272
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A, RB, 5.00%, 10/01/26 ..... 1,000 1,022,913
Series 2023A, RB, 5.00%, 10/01/26 ..... 500 524,636
San Jose Evergreen Community College District,
Series A, GO, 5.00%, 09/01/26 ........ 100 100,165
San Mateo County Community College District
(b)
Series 2006B, GO, 0.00%, 09/01/26
(NPFGC) ..................... 95 89,148
Series A, GO, 0.00%, 09/01/26 ( NPFGC) .. 275 258,060
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 104,550
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 166,289
Santa Clara Valley Transportation Authority
Series 2023A, RB, 5.00%, 04/01/26 ..... 185 192,075
Series 2018A, RB, 5.00%, 06/01/26 ..... 100 104,213
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 183,613
Santa Monica Community College District,
Series 2010E, GO, 0.00%, 08/01/26
(b)
.... 500 469,691
Santa Monica-Malibu Unified School District,
Series 2012D, GO, 4.00%, 08/01/26 ..... 40 40,474
Southern California Public Power Authority
Series 2015C, RB, 5.00%, 07/01/26 ..... 720 726,245
Series 2016A, RB, 5.00%, 07/01/28 ..... 200 206,192
State of California
GO, 5.00%, 03/01/26 ............... 510 515,648
Series A, GO, 4.00%, 04/01/26 ........ 100 101,919
GO, 5.00%, 04/01/26 ............... 1,510 1,563,383
Series C, GO, 5.00%, 08/01/26 ........ 760 792,369
GO, 5.00%, 08/01/26 ............... 1,500 1,535,978
Series 2018, GO, 5.00%, 08/01/26 ...... 340 354,481
Series 2016, GO, 5.00%, 08/01/26 ...... 2,150 2,241,570
GO, 5.00%, 09/01/26 ............... 2,625 2,738,428
GO, 5.00%, 10/01/26 ............... 1,580 1,644,659
Series 2019, GO, 5.00%, 10/01/26 ...... 620 647,880
GO, 4.00%, 11/01/26 ............... 850 871,521
Series 2017, GO, 5.00%, 11/01/26 ...... 710 743,184
GO, 5.00%, 11/01/26 ............... 370 387,293
GO, 5.00%, 12/01/26 ............... 1,015 1,064,249
Series 2016, GO, 5.00%, 08/01/27 ...... 660 687,799
GO, 5.00%,  08/01/27 ............... 305 317,847
Series 2016, GO, 4.00%, 09/01/27 ...... 130 132,398
GO, 5.00%, 09/01/27 ............... 185 193,069
Series 2017, GO, 4.00%, 08/01/28 ...... 80 81,360
State of California Department of Water
Resources
Series 2016, RB, 5.00%, 12/01/26 ...... 80 83,447
Series AX, RB, 5.00%, 12/01/26 ........ 425 447,866
Series AZ, RB, 5.00%, 12/01/26 ........ 120 126,456
Series BA, RB, 5.00%,  12/01/26 ........ 40 42,152
Series BB, RB, 5.00%, 12/01/26 ........ 185 194,954
Security
Par (000)
Par (000) Value
California (continued)
Series AW, RB, 5.00%, 12/01/27 ....... USD 200 $ 210,398
University of California
Series 2016K, RB, 4.00%, 05/15/26 ..... 180 183,878
Series 2018AZ, RB, 4.00%,  05/15/26 .... 370 377,971
Series 2015I, RB, 5.00%, 05/15/26 ...... 740 752,260
Series 2017AV, RB, 5.00%, 05/15/26 .... 210 218,164
Series 2017AY, RB, 5.00%, 05/15/26 .... 645 670,074
Series 2020BE, RB, 5.00%, 05/15/26 .... 220 228,552
Series 2021BH, RB, 5.00%, 05/15/26 .... 110 114,276
Series 2022S, RB, 5.00%, 05/15/26 ..... 125 129,859
Series 2023BN, RB, 5.00%, 05/15/26 .... 80 83,110
55,140,563
Colorado — 1.2%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 535 552,542
City & County of Denver
Series 2019A, GO, 5.00%, 08/01/26 ..... 70 72,987
Series 2020B, GO, 5.00%, 08/01/26 ..... 1,000 1,042,478
Series 2019C, RB, 5.00%, 11/15/26 ..... 555 580,355
Series 2022B, RB, 5.00%, 11/15/26 ..... 380 397,360
Series 2022C, RB, 5.00%, 11/15/26 ..... 225 235,279
City of Colorado Springs
Series 2018A-1, RB, 5.00%,  11/15/26 .... 100 104,662
Series 2020B, RB, 5.00%, 11/15/26 ..... 215 225,022
Series 2021B, RB, 5.00%, 11/15/26 ..... 175 183,158
Series A-2, RB, 5.00%, 11/15/26 ....... 130 136,060
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/26 ......... 200 207,887
Denver City & County School District No. 1
Series 2016, GO, 4.00%, 12/01/26 (SAW) . 130 131,259
Series 2017, GO, 5.00%, 12/01/26 (SAW) . 315 329,977
Series 2018A, GO, 5.50%, 12/01/26 (SAW) 210 222,337
Series 2017, GO, 5.00%, 12/01/27 (SAW) . 220 230,443
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 250 232,867
University of Colorado, Series 2017A-2, RB,
5.00%, 06/01/26 ................. 410 424,851
5,309,524
Connecticut — 2.4%
Connecticut State Health & Educational Facilities
Authority, Series 2017C-2, RB, VRDN,
2.80%, 02/03/26
(a)
................ 400 397,174
State of Connecticut
Series 2016A, GO, 4.00%, 03/15/26 ..... 260 264,529
Series 2016A, GO, 5.00%, 03/15/26 ..... 390 402,929
Series A, GO, 5.00%, 04/15/26 ........ 1,275 1,319,462
Series 2018B, GO, 5.00%, 04/15/26 ..... 950 983,129
Series B, GO, 5.00%, 04/15/26 ........ 170 175,928
Series 2016B, GO, 4.00%, 05/15/26 ..... 185 188,570
Series 2016B, GO, 5.00%, 05/15/26 ..... 450 466,472
Series 2020C, GO, 4.00%, 06/01/26 ..... 205 209,060
Series 2021B, GO, 4.00%,  06/01/26 ..... 100 101,981
Series 2022C, GO, 5.00%, 06/15/26 ..... 550 571,093
Series 2015B, GO, 5.00%, 06/15/26 ..... 210 213,540
Series 2023B, GO, 5.00%, 08/01/26 ..... 300 312,315
Series 2022D, GO, 5.00%, 09/15/26 ..... 380 396,555
Series 2018F, GO, 5.00%, 09/15/26 ..... 230 240,020
Series E, GO, 5.00%, 10/15/26 ........ 225 235,195
Series 2022G, GO, 5.00%, 11/15/26 ..... 435 455,475
Series 2016B, GO, 5.00%, 05/15/27 ..... 220 227,699
State of Connecticut Special Tax
Series 2020A, RB, 5.00%, 05/01/26 ..... 560 580,238

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021A, RB, 5.00%, 05/01/26 ..... USD 660 $ 683,852
Series A, RB, 5.00%, 09/01/26 ......... 290 295,459
Series 2018C, RB, 5.00%, 10/01/26 ..... 80 83,491
Series 2021D, RB, 5.00%, 11/01/26 ..... 425 444,180
Series A, RB, 5.00%, 09/01/27 ......... 530 550,473
Series A, RB, 5.00%, 09/01/28 ......... 240 248,992
10,047,811
Delaware — 0.9%
Delaware Transportation Authority
Series 2016, RB, 5.00%, 07/01/26 ...... 515 535,329
Series 2017, RB, 5.00%, 07/01/26 ...... 405 420,987
Series 2020, RB, 5.00%, 09/01/26 ...... 570 593,325
Series 2016, RB, 5.00%, 07/01/27 ...... 275 285,923
State of Delaware
Series 2017A, GO, 5.00%, 01/01/26 ..... 345 355,359
Series 2020A, GO, 5.00%, 01/01/26 ..... 240 247,206
Series 2019, GO, 5.00%, 02/01/26 ...... 150 154,776
Series 2017, GO, 5.00%, 03/01/26 ...... 390 403,107
Series 2020B, GO, 5.00%, 07/01/26 ..... 170 176,937
Series 2019A, GO, 5.00%, 10/01/26 ..... 105 109,809
Series 2016D, GO, 5.00%, 07/01/27 ..... 360 374,688
Series 2016D, GO, 5.00%, 07/01/28 ..... 260 270,312
3,927,758
District of Columbia — 1.4%
District of Columbia
Series 2015A, GO, 5.00%, 06/01/26 ..... 355 361,188
Series 2015B, GO, 5.00%, 06/01/26 ..... 130 132,266
Series 2017D, GO, 5.00%, 06/01/26 ..... 130 134,945
Series 2023B, GO, 5.00%, 06/01/26 ..... 205 212,798
Series D, GO, 5.00%, 06/01/26 ........ 360 373,693
Series 2019A, GO, 5.00%, 10/15/26 ..... 590 616,618
Series 2020, RB, 5.00%, 12/01/26 ...... 560 584,834
Series 2016A, GO, 5.00%, 06/01/27 ..... 175 181,284
Series D, GO, 5.00%, 06/01/27 ........ 325 339,553
District of Columbia Income Tax
Series 2019A, RB, 5.00%, 03/01/26 ..... 100 103,279
Series 2020C, RB, 5.00%, 05/01/26 ..... 75 77,721
Series 2019C, RB, 5.00%, 10/01/26 ..... 1,005 1,049,522
Series 2020B, RB, 5.00%, 10/01/26 ..... 235 245,411
District of Columbia Water & Sewer Authority
Series 2018B, RB, 5.00%, 10/01/26 ..... 195 203,764
Series 2019B, RB, 5.00%, 10/01/26 ..... 205 214,082
Series 2024A, RB, 5.00%, 10/01/26 ..... 250 261,075
Washington Metropolitan Area Transit Authority
Series A-1, RB, 5.00%, 07/01/26 ....... 420 435,543
Series 2023A, RB, 5.00%, 07/15/26 ..... 130 135,138
Series 2021A, RB, 5.00%, 07/15/26 ..... 855 888,795
6,551,509
Florida — 3.2%
Central Florida Tourism Oversight District
Series 2017A, GO, 5.00%, 06/01/26 ..... 130 133,886
Series 2016A, GO, 5.00%, 06/01/27 ..... 300 309,614
County of Miami-Dade
Series 2016A, GO, 5.00%, 07/01/26 ..... 190 197,276
Series 2015, RB, 5.00%, 10/01/26 ...... 1,025 1,047,546
Series B, RB, 5.00%, 10/01/26 ......... 420 426,077
Series 2015A, GO, 5.00%, 11/01/26 ..... 1,000 1,004,788
Series 2017, RB, 5.00%, 07/01/27 ...... 315 325,723
Florida Department of Environmental Protection
Series 2015A, RB, 5.00%, 07/01/26 ..... 1,095 1,115,039
Series 2016A, RB, 5.00%, 07/01/26 ..... 495 513,132
Series 2019B, RB, 5.00%, 07/01/26 ..... 165 171,044
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2016A, RB, 5.00%,  07/01/27 ..... USD 455 $ 471,951
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 200 208,679
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 522,353
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/26 ............. 245 254,513
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 170 177,454
Palm Beach County School District
Series 2017A, COP, 5.00%,  08/01/26 .... 785 815,481
Series 2022B, COP, 5.00%, 08/01/26 .... 515 534,997
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 02/01/27 .... 255 260,585
Series 2016, GO, 5.00%, 03/15/28 ...... 100 102,942
School District of Broward County
Series B, COP, 5.00%, 07/01/26 ........ 150 155,517
Series C, COP, 5.00%, 07/01/26 ........ 200 207,355
Series 2016A, COP, 5.00%, 07/01/27 .... 200 206,507
Series B, COP, 5.00%, 07/01/27 ........ 215 221,995
State of Florida
Series 2015E, GO, 5.00%, 06/01/26 ..... 305 309,993
Series 2018B, GO, 5.00%, 06/01/26 ..... 100 103,808
Series 2019C, GO, 5.00%, 06/01/26 ..... 325 337,375
Series 2021B, GO, 5.00%, 06/01/26 ..... 170 176,473
Series 2022A, GO, 5.00%, 06/01/26 ..... 140 145,331
Series 2015A, GO, 5.00%, 07/01/26 ..... 470 478,805
Series 2016A, GO, 5.00%, 07/01/26 ..... 70 72,776
Series 2018A, GO, 5.00%, 07/01/26 ..... 105 109,165
Series 2019A, GO, 5.00%, 07/01/26 ..... 285 296,304
Series 2019B, GO, 5.00%, 07/01/26 ..... 485 504,237
Series 2021B, GO, 5.00%, 07/01/26 ..... 100 103,966
Series 2024A, GO, 5.00%, 07/01/26 ..... 1,140 1,185,217
Series 2016E, GO, 5.00%, 06/01/27 ..... 160 166,036
Series 2016C, GO, 5.00%, 06/01/28 ..... 125 129,738
State of Florida Department of Transportation,
Series 2020, RB, 5.00%, 07/01/26 ...... 425 441,131
State of Florida Department of Transportation
Turnpike System
Series 2015B, RB, 5.00%, 07/01/26 ..... 270 274,665
Series 2016A, RB, 5.00%, 07/01/26 ..... 130 132,246
Series 2019A, RB, 5.00%, 07/01/26 ..... 105 109,005
Series 2020B, RB, 5.00%, 07/01/26 ..... 140 145,340
Series 2016C, RB, 5.00%, 07/01/27 ..... 185 191,717
State of Florida Lottery
Series 2016A, RB, 5.00%, 07/01/26 ..... 1,270 1,317,000
Series 2016B, RB, 5.00%, 07/01/26 ..... 385 399,248
Series 2017A, RB, 5.00%, 07/01/26 ..... 80 82,961
Series 2016A, RB, 5.00%, 07/01/27 ..... 145 150,393
16,747,384
Georgia — 2.1%
Athens-Clarke County, Series 2015, RB,
5.00%, 01/01/26 ................. 150 151,150
City of Atlanta
Series 2022A, RB, 5.00%,  07/01/26 ..... 100 103,829
Series 2018B, RB, 5.00%, 11/01/26 ..... 320 334,442
Series 2018C, RB, 5.00%, 11/01/26 ..... 415 433,729
Series 2022A1, GO, 5.00%, 12/01/26 .... 200 209,514
Series 2022A-2, GO, 5.00%, 12/01/26 .... 675 707,111
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 111,877
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 88,156

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
County of Forsyth
Series B, GO, 5.00%, 03/01/26 ........ USD 60 $ 60,655
Forsyth County School District, Series 2016, GO,
5.00%, 02/01/27 ................. 245 252,074
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 210 218,170
Georgia State Road & Tollway Authority
Series 2020, RB, 5.00%,  06/01/26 ...... 620 643,044
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/26 .............. 540 562,464
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 161,448
Henry County School District
Series 2021, GO, 4.00%, 08/01/26 (SAW) . 150 153,021
Series 2016, GO, 5.00%, 08/01/26 (SAW) . 240 249,746
Metropolitan Atlanta Rapid Transit Authority
Series 2015B, RB, 5.00%,  07/01/26 ..... 150 156,029
Series 2015C, RB, 5.00%, 07/01/26 ..... 400 416,077
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 375 390,570
State of Georgia
Series 2016F, GO, 5.00%, 01/01/26 ..... 1,420 1,461,637
Series 2015A, GO, 5.00%, 02/01/26 ..... 105 106,025
Series 2017A-1, GO, 5.00%, 02/01/26 .... 335 345,417
Series 2018A, GO, 5.00%, 07/01/26 ..... 315 327,614
Series 2019A, GO, 5.00%, 07/01/26 ..... 295 306,813
Series 2020A, GO, 5.00%, 08/01/26 ..... 625 651,151
Series 2016E, GO, 5.00%, 12/01/26 ..... 345 361,891
Series 2016E, GO, 5.00%, 12/01/27 ..... 310 323,957
9,287,611
Hawaii — 1.1%
City & County Honolulu
Series A, RB, 5.00%, 07/01/26 ......... 100 101,711
Series B, RB, 5.00%, 07/01/26 ......... 100 101,702
Series A, RB, 5.00%, 07/01/27 ......... 300 310,949
Series A, RB, 5.00%, 07/01/28 ......... 370 383,364
City & County of Honolulu
Series 2020D, GO, 5.00%, 07/01/26 ..... 610 633,524
Series 2020F, GO, 5.00%, 07/01/26 ..... 240 249,255
Series 2021A, GO, 5.00%, 07/01/26 ..... 75 77,892
Series 2021B, GO, 5.00%, 07/01/26 ..... 105 109,049
Series D, GO, 5.00%, 09/01/26 ........ 165 172,156
Series A, GO, 5.00%,  10/01/26 ........ 260 265,900
Series B, GO, 5.00%, 10/01/26 ........ 100 102,269
County of Hawaii, Series A, GO,
5.00%, 09/01/27 ................. 100 103,156
State of Hawaii
Series 2018FT, GO, 5.00%, 01/01/26 .... 500 514,661
Series 2019FW, GO, 5.00%, 01/01/26 .... 155 159,545
Series FK, GO, 5.00%, 05/01/26 ....... 110 113,994
Series EY, GO, 5.00%, 10/01/26 ........ 200 204,307
Series EZ, GO, 5.00%, 10/01/26 ....... 210 214,522
Series FG, GO, 5.00%, 10/01/26 ....... 485 505,862
Series FH, GO, 5.00%, 10/01/26 ....... 125 130,377
Series FN, GO, 5.00%, 10/01/26 ....... 580 604,948
Series FE, GO, 5.00%, 10/01/27 ....... 460 479,119
Series FG, GO, 5.00%, 10/01/27 ....... 175 182,423
Series FH, GO, 5.00%, 10/01/27 ....... 160 166,787
State of Hawaii State Highway Fund
Series B, RB, 5.00%, 01/01/26 ......... 240 247,037
Series B, RB, 5.00%, 01/01/27 ......... 180 186,399
6,320,908
Security
Par (000)
Par (000) Value
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2015A, RB, 5.00%, 07/15/26 ..... USD 850 $ 882,118
Series 2017A, RB, 5.00%, 07/15/26 ..... 190 197,179
1,079,297
Illinois — 3.8%
Chicago O'Hare International Airport
Series 2020B, RB, 5.00%, 01/01/26 ..... 835 859,106
Series 2022D, RB, 5.00%,  01/01/26 ..... 305 313,805
Series B, RB, 5.00%, 01/01/26 ......... 495 497,766
Series D, RB, 5.00%, 01/01/26 ......... 275 282,939
Series E, RB, 5.00%, 01/01/26 ......... 665 684,198
Illinois Finance Authority
Series 2016, RB, 5.00%,  01/01/26 ...... 235 241,825
Series 2017, RB, 5.00%, 01/01/26 ...... 740 761,490
Series 2020A, RB, 5.00%, 04/01/26 ..... 95 98,264
Series 2016, RB, 4.00%, 07/01/26 ...... 445 451,135
Series 2017, RB, 5.00%, 07/01/26 ...... 1,395 1,450,066
Series 2019, RB, 5.00%, 07/01/26 ...... 740 769,211
Series 2020, RB, 5.00%, 07/01/26 ...... 410 426,184
Illinois State Toll Highway Authority
Series 2019B, RB, 5.00%, 01/01/26 ..... 335 344,870
Series 2019C, RB, 5.00%,  01/01/26 ..... 1,835 1,889,064
State of Illinois
Series 2014, GO, 5.00%, 02/01/26 ...... 100 100,126
Series 2016, GO, 5.00%, 02/01/26 ...... 340 348,824
Series 2021A, GO, 5.00%, 03/01/26 ..... 770 790,914
Series 2022A, GO, 5.00%,  03/01/26 ..... 130 133,551
Series 2022B, GO, 5.00%, 03/01/26 ..... 635 652,247
Series 2023C, GO, 5.00%, 05/01/26 ..... 700 721,042
Series 2024B, GO, 5.00%, 05/01/26 ..... 200 206,014
Series 2019B, GO, 5.13%, 09/01/26 ..... 150 155,706
Series 2018A, GO, 5.00%, 10/01/26 ..... 815 845,052
Series 2018B, GO, 5.00%, 10/01/26 ..... 400 414,749
Series 2020B, GO, 5.00%, 10/01/26 ..... 1,000 1,036,874
Series 2017D, GO, 5.00%, 11/01/26 ..... 1,775 1,842,843
Series 2019A, GO, 5.00%, 11/01/26 ..... 50 51,910
Series 2016, GO, 5.00%, 06/01/27 ...... 100 102,721
State of Illinois Sales Tax
Series 2021A, RB, 4.00%, 06/15/26 ..... 290 294,476
Series 2021C, RB, 5.00%, 06/15/26 ..... 65 67,176
16,834,148
Indiana — 1.4%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 510 531,840
Indiana Finance Authority
Series 2017B, RB, 5.00%, 02/01/26 ..... 220 226,841
Series 2019A, RB, 5.00%, 02/01/26 ..... 570 587,725
Series 2019E, RB, 5.00%, 02/01/26 ..... 290 299,018
Series A, RB, 5.00%, 02/01/26 ......... 135 139,198
Series D, RB, 5.00%, 02/01/26 ......... 100 103,110
Series E, RB, 5.00%, 02/01/26 ......... 415 427,905
Series 2017A, RB, 5.00%,  06/01/26 ..... 650 673,594
Series 2014A, RB, 5.00%, 10/01/26 ..... 100 100,306
Series 2016A, RB, 5.00%, 10/01/26 ..... 475 495,239
Series E, RB, 5.00%, 02/01/27 ......... 100 103,907
Series 2016C, RB, 5.00%, 06/01/27 ..... 865 904,288
Series 2016C, RB, 5.00%, 06/01/28 ..... 155 161,933
Series A, RB, 5.00%, 02/01/29 ......... 260 267,900
Indiana Municipal Power Agency
Series 2022A, RB, 5.00%, 01/01/26 ..... 260 266,930
Series 2016C, RB, 5.00%, 01/01/27 ..... 175 180,776

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana University
Series 2020A, RB, 5.00%, 06/01/26 ..... USD 125 $ 129,414
Series W-1, RB, 5.00%, 08/01/26 ....... 100 100,159
Series 2016A, RB, 5.00%, 06/01/27 ..... 370 383,442
Series 2016A, RB, 5.00%, 06/01/28 ..... 270 280,103
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 300 311,317
6,674,945
Iowa — 0.5%
City of Des Moines
Series 2020A, GO, 5.00%, 06/01/26 ..... 400 415,142
Series 2021A, GO, 5.00%, 06/01/26 ..... 330 342,492
Series 2022A, GO, 5.00%, 06/01/26 ..... 180 186,814
Iowa Finance Authority
Series 2015, RB, 5.00%, 08/01/26 ...... 150 152,962
Series 2016, RB, 5.00%, 08/01/26 ...... 445 463,619
Series 2023C, RB, 5.00%, 08/01/26 ..... 95 98,975
State of Iowa
Series 2016A, RB, 4.00%, 06/01/26 ..... 510 518,546
Series 2016, RB, 5.00%, 06/15/26 ...... 300 311,338
2,489,888
Kansas — 0.5%
State of Kansas Department of Transportation
Series 2014A, RB, 5.00%,  09/01/26 ..... 520 520,777
Series 2015B, RB, 5.00%, 09/01/26 ..... 965 984,761
Series 2018A, RB, 5.00%, 09/01/26 ..... 530 552,573
Series 2024A, RB, 5.00%, 09/01/26 ..... 300 312,777
2,370,888
Kentucky — 0.0%
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 101,019
Louisiana — 0.9%
State of Louisiana
Series 2020A, GO, 5.00%, 03/01/26 ..... 150 154,688
Series 2017A, GO, 5.00%, 04/01/26 ..... 210 216,911
Series A, GO, 5.00%, 05/01/26 ........ 85 86,117
Series 2016B, GO, 5.00%, 08/01/26 ..... 880 914,904
Series 2016A, GO, 5.00%, 09/01/26 ..... 220 229,189
Series 2019A, RB, 5.00%, 09/01/26 ..... 1,000 1,039,914
Series 2021, RB, 5.00%, 09/01/26 ...... 270 280,777
Series 2016A, GO, 5.00%, 09/01/27 ..... 330 343,006
State of Louisiana Gasoline & Fuels Tax
Series B, RB, 5.00%, 05/01/26 ......... 285 293,247
3,558,753
Maine — 1.2%
Maine Municipal Bond Bank
Series 2016A, RB, 4.00%, 09/01/26 ..... 150 152,764
Series 2020A, RB, 5.00%, 09/01/26 ..... 250 260,024
Series 2022A, RB, 5.00%, 11/01/26 ..... 90 94,144
Series C, RB, 5.00%, 11/01/26 ......... 270 282,432
Maine Turnpike Authority
Series 2015, RB, 5.00%, 07/01/26 ...... 705 717,951
Series 2020, RB, 5.00%, 07/01/26 ...... 715 742,681
Series 2022, RB, 5.00%, 07/01/26 ...... 435 451,841
State of Maine
Series 2021B, GO, 4.00%, 06/01/26 ..... 160 162,796
Series 2017B, GO, 5.00%, 06/01/26 ..... 285 295,593
Series 2018D, GO, 5.00%, 06/01/26 ..... 350 363,009
Series 2019B, GO, 5.00%, 06/01/26 ..... 265 274,850
Series 2020B, GO, 5.00%, 06/01/26 ..... 370 383,752
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2022B, GO, 5.00%, 06/01/26 ..... USD 205 $ 212,620
4,394,457
Maryland — 3.4%
City of Baltimore
Series 2017C, RB, 5.00%, 07/01/26 ..... 215 222,663
Series 2017B, GO, 5.00%, 10/15/26 ..... 145 151,513
Series 2017A, GO, 5.00%, 10/15/26 ..... 90 94,043
County of Anne Arundel
Series 2016, GO, 5.00%, 10/01/26 ...... 175 178,949
Series 2018, GO, 5.00%, 10/01/26 ...... 650 679,648
Series 2020, GO, 5.00%, 10/01/26 ...... 350 365,964
Series 2021, GO, 5.00%, 10/01/26 ...... 150 156,842
Series 2022, GO, 5.00%, 10/01/26 ...... 95 99,333
County of Baltimore
Series 2018, GO, 5.00%, 03/01/26 ...... 210 217,018
Series 2019, GO, 5.00%, 03/01/26 ...... 300 310,025
Series 79, GO, 5.00%, 03/01/26 ........ 75 77,506
Series 2015, GO, 5.00%, 08/01/26 ...... 135 137,606
County of Charles
Series 2020, GO, 4.00%, 10/01/26 ...... 80 81,979
Series 2017, GO, 5.00%, 10/01/26 ...... 350 365,964
Series 2019, GO, 5.00%, 10/01/26 ...... 110 115,017
Series 2021, GO, 5.00%, 10/01/26 ...... 100 104,561
County of Frederick
Series 2017A, GO, 5.00%, 02/01/26 ..... 155 159,815
Series 2018A, GO, 5.00%, 08/01/26 ..... 75 78,120
Series 2019A, GO, 5.00%, 08/01/26 ..... 295 307,263
County of Howard
Series 2017D, GO, 5.00%, 02/15/26 ..... 465 479,891
Series 2017E, GO, 5.00%, 02/15/26 ..... 150 154,804
Series 2019B, GO, 5.00%, 08/15/26 ..... 195 203,350
Series 2020A, GO, 5.00%, 08/15/26 ..... 500 521,410
County of Montgomery
Series 2017B, GO, 5.00%, 06/01/26 ..... 105 109,051
Series 2017C, GO, 5.00%, 10/01/26 ..... 1,670 1,746,172
Series 2017A, GO, 5.00%, 11/01/26 ..... 710 743,659
Series 2018A, GO, 5.00%, 11/01/26 ..... 255 267,089
Series 2019A, GO, 5.00%, 11/01/26 ..... 115 120,452
Series 2016A, GO, 4.00%, 12/01/26 ..... 60 60,083
County of Prince George's
Series 2022A, GO, 5.00%,  07/01/26 ..... 500 519,906
Series 2020A, GO, 5.00%, 07/15/26 ..... 455 473,494
Series 2017A, GO, 5.00%, 09/15/26 ..... 295 308,176
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 129,982
State of Maryland
Series 2017, GO, 5.00%, 03/15/26 ...... 175 180,942
Series 2018A, GO, 5.00%, 03/15/26 ..... 530 547,997
Series 2019-1, GO, 5.00%, 03/15/26 ..... 1,000 1,033,956
Series 2015B, GO, 4.00%, 08/01/26 ..... 355 363,068
Series 2017B, GO, 5.00%, 08/01/26 ..... 2,035 2,120,550
Series 2A, GO, 5.00%, 08/01/26 ....... 225 234,459
State of Maryland Department of Transportation
Series 2017, RB, 5.00%, 05/01/26 ...... 150 152,050
Series 2017, RB, 5.00%, 09/01/26 ...... 405 422,398
Series 2019, RB, 5.00%, 10/01/26 ...... 745 778,626
Series 2016, RB, 5.00%, 11/01/26 ...... 145 145,603
Series 2018, RB, 5.00%, 12/01/27 ...... 110 114,773
Washington Suburban Sanitary Commission
Series 2017-2, RB, 5.00%, 06/01/26 (GTD) 90 93,423
Series 2018, RB, 5.00%, 06/01/26 (GTD) .. 275 285,460
Series 2021, RB, 5.00%, 06/01/26 (GTD) .. 300 311,411
Series 2017, RB, 5.00%, 06/15/26 (GTD) .. 100 103,887

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2016, RB, 5.00%, 06/01/27 (GTD) .. USD 105 $ 108,833
16,738,784
Massachusetts — 2.6%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 80 81,468
City of Cambridge
Series 2017B, GO, 5.00%,  02/15/26 ..... 110 113,961
Series 2018B, GO, 5.00%, 02/15/26 ..... 85 88,060
Series 2019, GO, 5.00%, 02/15/26 ...... 260 269,361
Commonwealth of Massachusetts
Series 2018B, GO, 5.00%, 01/01/26 ..... 185 190,529
Series 2019A, GO, 5.00%, 01/01/26 ..... 975 1,004,138
Series 2016A, GO, 5.00%, 03/01/26 ..... 180 186,021
Series 2016C, GO, 5.00%, 04/01/26 ..... 380 393,385
Series B, GO, 5.00%, 04/01/26 ........ 100 103,522
Series 2019C, GO, 5.00%, 05/01/26 ..... 450 466,654
Series 2016A, GO, 5.00%, 07/01/26 ..... 275 286,169
Series 2017D, GO, 5.00%, 07/01/26 ..... 210 218,529
Series A, GO, 5.00%, 07/01/26 ........ 1,025 1,066,630
Series 2018C, GO, 5.00%, 09/01/26 ..... 200 208,885
Series 2017E, GO, 5.00%, 11/01/26 ..... 175 183,409
Series C, GO, 5.25%, 11/01/26 (AGM) ... 50 52,673
Series 2016H, GO, 5.00%, 12/01/26 ..... 705 740,168
Series 2016A, GO, 5.00%, 07/01/28 ..... 120 124,438
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2014A, RB, 5.00%, 06/15/26 ..... 575 575,804
Series 2017A, RB, 5.00%, 06/15/27 ..... 295 305,113
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 420 436,681
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 158,307
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A, RB, 5.00%, 07/01/26 ..... 620 644,709
Series 2024A, RB, 5.00%, 07/01/26 ..... 250 259,963
Series A, RB, 5.00%, 07/01/26 ......... 150 152,743
Massachusetts Clean Water Trust (The)
Series 19, RB, 5.00%, 02/01/26 ........ 160 165,261
Series 2006, RB, 5.25%, 08/01/26 ...... 230 240,917
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/26 ..... 345 361,463
Massachusetts School Building Authority
Series 2019A, RB, 5.00%, 02/15/26 ..... 100 103,236
Series 2015C, RB, 5.00%, 08/15/26 ..... 575 586,722
Series 2016A, RB, 5.00%, 11/15/26 ..... 95 97,405
Massachusetts State College Building Authority
Series 2016A, RB, 4.00%, 05/01/26
(HERBIP) ..................... 330 332,266
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A, RB, 5.00%, 01/01/26 ..... 255 262,728
Series 2019A, RB, 5.00%, 01/01/26 ..... 210 216,365
Massachusetts Water Resources Authority
Series 2014F, RB, 5.00%, 08/01/26 ..... 115 115,000
Series 2016C, RB, 5.00%, 08/01/26 ..... 165 171,845
Series 2018C, RB, 5.00%, 08/01/26 ..... 460 478,806
Series B, RB, 5.25%, 08/01/26 (AGM) .... 550 575,449
Series 2016C, RB, 5.00%, 08/01/35 ..... 215 223,920
University of Massachusetts Building Authority
Series 2019-1, RB, 5.00%, 05/01/26 ..... 175 181,622
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017-3, RB, 5.00%, 11/01/26 ..... USD 150 $ 157,238
12,581,563
Michigan — 1.3%
Great Lakes Water Authority Water Supply
System
Series C, RB, 5.00%, 07/01/26 ......... 210 217,723
Series D, RB, 5.00%, 07/01/27 ......... 220 227,230
Michigan Finance Authority
Series 2018B, RB, 5.00%, 10/01/26 ..... 100 104,387
Series 2021B, RB, 5.00%, 10/01/26 ..... 175 182,677
Michigan State Building Authority
Series 2015I, RB, 5.00%, 04/15/26 ...... 245 250,346
Series 2016I, RB, 5.00%, 04/15/26 ...... 215 221,591
Series 2019I, RB, 5.00%, 04/15/26 ...... 125 128,832
Series 2020I, RB, 5.00%, 10/15/26 ...... 65 67,579
Series 2016I, RB, 5.00%, 04/15/27 ...... 140 146,249
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 433,321
State of Michigan
Series 2016, RB, 5.00%, 03/15/26 ...... 1,665 1,716,183
Series 2017A, GO, 5.00%, 05/01/26 ..... 375 388,618
State of Michigan Trunk Line
Series 2021B, RB, 5.00%, 11/15/26 ..... 160 167,535
Series 2023, RB, 5.00%, 11/15/26 ...... 430 450,250
University of Michigan
Series 2017A, RB, 5.00%, 04/01/26 ..... 335 346,732
Series 2019A, RB, 5.00%, 04/01/26 ..... 215 222,530
5,271,783
Minnesota — 2.0%
County of Hennepin
Series 2016C, GO, 5.00%, 12/01/26 ..... 140 146,728
Series 2018A, GO, 5.00%, 12/01/26 ..... 150 157,209
Series 2019C, GO, 5.00%, 12/01/26 ..... 280 293,457
Series 2020A, GO, 5.00%,  12/01/26 ..... 200 209,612
Series 2016B, GO, 5.00%, 12/01/27 ..... 235 246,233
Metropolitan Council
Series 2016C, GO, 5.00%, 03/01/26 ..... 115 118,843
Series 2023B, GO, 5.00%, 03/01/26 ..... 85 87,840
Series 2020E, GO, 5.00%,  12/01/26 ..... 580 608,143
Series 2021C, GO, 5.00%, 12/01/26 ..... 1,150 1,205,800
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2019C, RB, 5.00%, 01/01/26 ..... 100 102,648
Series A, RB, 5.00%, 01/01/26 ......... 220 226,135
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B, RB, 4.00%, 03/01/26 ..... 510 519,696
Series 2016A, RB, 5.00%, 03/01/28 ..... 185 191,084
State of Minnesota
Series 2022A, RB, 5.00%,  03/01/26 ..... 855 882,123
Series 2020E, GO, 3.00%, 08/01/26 ..... 335 331,947
Series 2014B, GO, 4.00%, 08/01/26 ..... 325 325,154
Series 2016B, GO, 4.00%, 08/01/26 ..... 420 429,380
Series 2016D, GO, 5.00%, 08/01/26 ..... 380 395,824
Series 2018A, GO, 5.00%, 08/01/26 ..... 410 427,074
Series 2019A, GO, 5.00%, 08/01/26 ..... 495 515,613
Series 2019B, GO, 5.00%, 08/01/26 ..... 310 322,909
Series 2017A, GO, 5.00%, 10/01/26 ..... 165 172,455
Series 2017D, GO, 5.00%, 10/01/26 ..... 490 512,139
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 476,321
8,904,367

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mississippi — 1.1%
State of Mississippi
Series 2015C, GO, 5.00%, 10/01/26 ..... USD 780 $ 796,239
Series 2017A, GO, 5.00%, 10/01/26 ..... 690 720,419
Series 2016B, GO, 5.00%, 12/01/26 ..... 245 256,655
Series 2016B, GO, 5.00%, 12/01/29 ..... 285 298,243
Series 2018A, GO, 5.00%, 11/01/32 ..... 640 670,498
Series 2016B, GO, 5.00%, 12/01/33 ..... 1,565 1,637,721
4,379,775
Missouri — 0.9%
City of Kansas City
Series 2021B, RB, 5.00%, 01/01/26 ..... 125 128,661
Series 2019A, RB, 5.00%, 12/01/26 ..... 245 256,706
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 139,236
Metropolitan St Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 128,895
Missouri Highway & Transportation Commission
Series A, RB, 5.00%, 05/01/26 ......... 690 710,109
Series 2019B, RB, 5.00%, 11/01/26 ..... 1,385 1,448,430
Missouri State Board of Public Buildings
Series 2016A, RB, 4.00%,  04/01/26 ..... 195 195,045
Series 2018A, RB, 5.00%, 04/01/26 ..... 130 134,214
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 381,889
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR DEP) 695 699,620
4,222,805
Nebraska — 0.6%
Nebraska Public Power District
Series 2016A, RB, 5.00%, 01/01/26 ..... 475 488,460
Series 2021C, RB, 5.00%,  01/01/26 ..... 265 272,510
Series B, RB, 5.00%, 01/01/26 ......... 120 123,401
Series C, RB, 5.00%, 01/01/28 ......... 170 174,265
Omaha Public Power District
Series 2016A, RB, 5.00%, 02/01/26 ..... 725 747,413
Series 2023A, RB, 5.00%,  02/01/26 ..... 520 536,075
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 605,585
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 85 88,290
3,035,999
Nevada — 2.1%
Clark County School District
Series 2016E, GO, 5.00%, 06/15/26 ..... 190 197,188
Series 2017A, GO, 5.00%,  06/15/26 ..... 305 316,539
Series 2020A, GO, 5.00%, 06/15/26 (AGM) 250 259,690
Series 2020B, GO, 5.00%, 06/15/26 (BAM) 195 202,558
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 726,597
County of Clark
Series 2017, GO, 5.00%, 06/01/26 ...... 185 191,883
Series 2014, RB, 5.00%, 07/01/26 ...... 455 455,862
Series 2015C, RB, 5.00%, 07/01/26 ..... 355 368,190
Series 2019E, RB, 5.00%, 07/01/26 ..... 105 108,901
Series 2020C, RB, 5.00%, 07/01/26 ..... 930 965,336
Series 2014, GO, 5.00%, 11/01/26 ...... 80 80,385
Series 2016B, GO, 5.00%, 11/01/26 ..... 530 554,273
Series 2017, GO, 5.00%, 11/01/26 ...... 110 115,038
Series 2018B, GO, 5.00%,  12/01/26 ..... 100 104,755
Series 2016B, GO, 5.00%, 11/01/27 ..... 305 318,290
Security
Par (000)
Par (000) Value
Nevada (continued)
County of Clark Department of Aviation
Series 2019A, RB, 5.00%, 07/01/26 ..... USD 755 $ 783,053
Series 2019D, RB, 5.00%, 07/01/26 ..... 365 378,562
Las Vegas Valley Water District
Series 2017B, GO, 5.00%, 06/01/26 ..... 75 77,859
Series 2021A, GO, 5.00%, 06/01/26 ..... 350 363,341
Series C, GO, 5.00%, 09/15/26 ........ 125 127,578
Series B, GO, 5.00%, 12/01/26 ........ 125 126,921
Series 2016A, GO, 5.00%, 06/01/27 ..... 115 119,060
State of Nevada
Series 2015D, GO, 5.00%, 04/01/26 ..... 175 177,380
Series 2023A, GO, 5.00%, 05/01/26 ..... 115 119,176
Series 2023C, GO, 5.00%, 05/01/26 ..... 1,015 1,051,858
Series 2015A, GO, 4.00%, 08/01/26 ..... 60 60,449
Series 2019E, GO, 5.00%, 08/01/26 ..... 280 291,383
Series 2015B, GO, 5.00%, 11/01/26 ..... 215 218,136
State of Nevada Highway Improvement
Series 2016, RB, 5.00%,  12/01/26 ...... 800 829,018
Series 2016, RB, 5.00%, 12/01/27 ...... 210 217,541
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 142,213
10,049,013
New Hampshire — 0.2%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 225 233,701
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 215 223,912
State of New Hampshire, Series 2014A, GO,
5.00%, 03/01/26 ................. 190 192,219
649,832
New Jersey — 2.0%
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,871
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 158,238
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 311,620
New Jersey Economic Development Authority
Series XX, RB, 4.25%, 06/15/26 ........ 800 806,300
Series AAA, RB, 5.00%, 06/15/26 ....... 100 103,533
Series 2005N-1, RB, 5.50%, 09/01/26
(AMBAC) ..................... 60 62,988
Series 2022A, RB, 5.00%,  11/01/26 ..... 220 229,347
Series B, RB, 5.00%, 11/01/26 ......... 820 854,838
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 379,878
New Jersey Transportation Trust Fund Authority
Series 2015AA, RB, 4.25%, 06/15/26 .... 200 201,575
Series 2014AA, RB, 5.00%, 06/15/26 .... 230 230,231
Series 2015AA, RB, 5.00%, 06/15/26 .... 25 25,357
Series 2021A, RB, 5.00%,  06/15/26 ..... 440 455,543
Series 2022AA, RB, 5.00%, 06/15/26 .... 350 362,364
Series 2023AA, RB, 5.00%, 06/15/26 .... 110 113,913
Series 2016A-1, RB, 5.00%, 06/15/28 .... 1,180 1,217,599
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,550 2,645,707
8,209,902
New Mexico — 1.1%
New Mexico Finance Authority
Series 2018A, RB, 5.00%, 06/01/26 ..... 400 414,867
Series 2022A, RB, 5.00%,  06/01/26 ..... 345 357,823

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2022B, RB, 5.00%, 06/01/26 ..... USD 125 $ 129,646
Series 2014A, RB, 5.00%, 06/15/26 ..... 195 195,546
Series 2021A, RB, 5.00%, 06/15/26 ..... 275 285,444
Series 2021B, RB, 5.00%, 06/15/26 ..... 500 518,990
Series 2022A, RB, 5.00%, 06/15/26 ..... 115 119,282
Series 2024A, RB, 5.00%, 06/15/26 ..... 1,000 1,037,238
State of New Mexico
Series 2019, GO, 5.00%, 03/01/26 ...... 415 428,556
Series 2021, GO, 5.00%, 03/01/26 ...... 300 309,800
Series A, GO, 5.00%, 03/01/26 ........ 145 149,736
State of New Mexico Severance Tax Permanent
Fund, Series A, RB, 5.00%, 07/01/26 .... 1,305 1,356,761
5,303,689
New York — 8.8%
City of New York
Series 2014I-1, GO, 5.00%, 03/01/26 .... 225 225,606
Series 2018E-1, GO, 5.00%, 03/01/26 .... 115 118,518
Series 2024D, GO, 5.00%, 04/01/26 ..... 450 464,496
Series 2008J-9, GO, 5.00%, 08/01/26 .... 75 78,001
Series B, GO, 5.00%,  08/01/26 ........ 110 111,960
Series A, GO, 5.00%, 08/01/26 ........ 765 795,612
Series 2023F-1, GO, 5.00%, 08/01/26 .... 1,000 1,040,015
Series 2022B-1, GO, 5.00%, 08/01/26 .... 640 665,610
Series 2021A-1, GO, 5.00%, 08/01/26 .... 630 655,210
Series 2020C-1, GO, 5.00%, 08/01/26 ... 100 104,002
Series 2018C, GO, 5.00%, 08/01/26 ..... 295 306,805
Series 2018A, GO, 5.00%, 08/01/26 ..... 595 618,809
Series 2015A, GO, 5.00%, 08/01/26 ..... 175 175,250
Series C, GO, 5.00%, 08/01/26 ........ 1,480 1,529,966
Series 2023A, Sub-Series A-1, GO,
5.00%, 09/01/26 ................ 45 46,804
Series 2020, Sub-Series B-1, GO,
5.00%, 10/01/26 ................ 365 380,231
Series 2008J-9, GO, 5.00%, 08/01/27 .... 325 336,531
Series C, GO, 5.00%, 08/01/27 ........ 180 184,830
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/26 (AGM) ............ 280 288,924
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 150,030
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/26 ......... 500 515,859
Long Island Power Authority
Series 2016B, RB, 5.00%, 09/01/26 ..... 205 213,731
Series 2021A, RB, 5.00%, 09/01/26 ..... 55 57,343
Metropolitan Transportation Authority
Series 2016A, RB, 4.00%, 11/15/26 ..... 100 102,332
Series 2017B, RB, 5.00%, 11/15/26 ..... 720 749,299
Series 2017C-1, RB, 5.00%, 11/15/26 .... 2,960 3,080,452
Series 2018B, RB, 5.00%,  11/15/26 ..... 100 104,069
Series 2024A, 5.00%, 11/15/26 ........ 300 314,504
Series A-2, RB, 5.00%, 11/15/26 ....... 500 520,347
Series B-2, RB, 5.00%, 11/15/26 ....... 125 131,043
New York City Municipal Water Finance Authority
Series 2015FF, RB, 5.00%, 06/15/26 .... 365 371,531
Series 2020, Sub-Series GG-2, RB,
5.00%, 06/15/26 ................ 200 201,405
Series 2020AA, RB, 5.00%, 06/15/26 .... 165 171,757
Series 2020BB-2, RB, 5.00%, 06/15/26 ... 140 140,984
Series 2020CC-1, RB, 5.00%, 06/15/26 ... 80 83,276
Series 2021DD, RB, 5.00%, 06/15/26 .... 830 863,991
New York City Transitional Finance Authority
Building Aid
Series 2015S-1, RB, 5.00%, 07/15/26 (SAW) 110 111,035
Series 2016S-1, RB, 5.00%, 07/15/26 (SAW) 60 61,763
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018S-4A, RB, 5.00%, 07/15/26
(SAW) ....................... USD 250 $ 260,512
Series 2019S-2A, RB, 5.00%, 07/15/26
(SAW) ....................... 360 373,978
Series 2023, Sub-Series S-1A, RB,
5.00%, 07/15/26 (SAW) ........... 100 104,205
Series S-1, RB, 5.00%, 07/15/26 (SAW) .. 610 635,649
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1, RB, 4.00%, 02/01/26 .... 195 198,249
Series 2023F, Sub-Series F-1, RB,
5.00%, 02/01/26 ................ 345 355,779
Series 2017A-1, RB, 4.00%, 05/01/26 .... 100 101,954
Series 2015A-1, RB, 5.00%, 08/01/26 .... 140 140,652
Series 2023A, Sub-Series A-1, RB,
5.00%, 08/01/26 ................ 390 406,318
Series B-1, RB, 5.00%, 08/01/26 ....... 1,380 1,437,741
Series 2014C, RB, 5.00%, 11/01/26 ..... 145 145,675
Series 2018-1, RB, 5.00%, 11/01/26 ..... 205 214,216
Series 2021A, RB, 5.00%, 11/01/26 ..... 100 104,496
Series 2021D, Sub-Series D1, RB,
5.00%, 11/01/26 ................ 925 966,585
Series 2021F-1, RB, 5.00%, 11/01/26 .... 95 99,271
Series 2022A-1, RB, 5.00%, 11/01/26 .... 360 376,184
Series 2022D-1, RB, 5.00%, 11/01/26 .... 575 600,850
Series 2023E-1, RB, 5.00%, 11/01/26 .... 590 616,524
Series C, RB, 5.00%, 11/01/26 ......... 250 261,239
Series B, RB, 5.00%,  08/01/27 ......... 235 243,476
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/26 (AGM) ............ 260 272,723
New York State Dormitory Authority
Series 2016A, RB, 5.00%, 02/15/26 ..... 695 716,961
Series 2017B-1, RB, 5.00%,  02/15/26 .... 405 418,167
Series 2015E, RB, 5.00%, 03/15/26 ..... 130 133,243
Series 2017A, RB, 5.00%, 03/15/26 ..... 365 378,219
Series 2018A, RB, 5.00%, 03/15/26 ..... 750 774,767
Series 2018C, RB, 5.00%, 03/15/26 ..... 280 290,141
Series 2020A, RB, 5.00%, 03/15/26 ..... 1,500 1,549,967
Series 2021A, RB, 5.00%, 03/15/26 ..... 650 671,653
Series 2020A, RB, 5.00%, 07/01/26 ..... 150 156,206
Series A-1, RB, 4.00%, 10/01/26 ....... 115 117,968
Series A-1, RB, 5.00%, 10/01/26 ....... 300 314,135
Series B, RB, 5.00%, 10/01/26 ......... 195 204,188
Series 2016D, RB, 5.00%, 02/15/27 ..... 525 548,460
Series 2016A, RB, 5.00%, 02/15/28 ..... 195 201,696
Series 2016D, RB, 5.00%, 02/15/28 ..... 675 705,162
Series 2016A, RB, 5.00%, 03/15/28 ..... 835 867,420
New York State Environmental Facilities Corp.
Series 2014B, RB, 5.00%, 05/15/26 ..... 105 105,150
Series 2017E, RB, 5.00%, 06/15/26 ..... 75 78,071
Series 2018A, RB, 5.00%, 06/15/26 ..... 375 390,357
Series 2018B, RB, 5.00%, 06/15/26 ..... 240 249,829
Series 2021A, RB, 5.00%, 06/15/26 ..... 175 182,167
Series 2015D, RB, 5.00%, 09/15/26 ..... 260 262,942
New York State Thruway Authority
Series 2016A, RB, 5.00%, 01/01/26 ..... 125 128,490
Series L, RB, 5.00%, 01/01/26 ......... 125 128,595
Series P, RB, 5.00%, 01/01/26 ......... 600 617,256
Series 2021A-1, RB, 5.00%, 03/15/26 .... 235 242,828
Series 2016A, RB, 5.00%, 01/01/27 ..... 245 250,625
Series 2016A, RB, 5.00%, 01/01/28 ..... 150 153,340
New York State Urban Development Corp.
Series 2016A, RB, 4.00%, 03/15/26 ..... 130 132,286
Series 2016A, RB, 5.00%,  03/15/26 ..... 1,165 1,203,934
Series 2017C, RB, 5.00%, 03/15/26 ..... 175 180,830

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020C, RB, 5.00%, 03/15/26 ..... USD 560 $ 578,655
Series 2020E, RB, 5.00%, 03/15/26 ..... 190 196,329
Series 2016A, RB, 5.00%, 03/15/27 ..... 335 346,053
Series 2016A, RB, 5.00%, 03/15/28 ..... 880 911,161
Port Authority of New York & New Jersey
Series 189, RB, 5.00%, 05/01/26 ....... 190 193,011
Series 209, RB, 5.00%, 07/15/26 ....... 100 104,069
Series 184, RB, 5.00%,  09/01/26 ....... 195 195,257
Series 212, RB, 5.00%, 09/01/26 ....... 110 114,776
Series 213, RB, 5.00%, 09/01/26 ....... 280 292,157
Series 230, RB, 4.00%, 12/01/26 ....... 85 87,200
Series 243, RB, 5.00%, 12/01/26 ....... 415 435,232
Sales Tax Asset Receivable Corp., Series
2015A, RB, 5.00%, 10/15/26 ......... 295 296,105
State of New York, Series 2023A, GO,
5.00%, 03/15/26 ................. 300 311,010
Triborough Bridge & Tunnel Authority
Series 2021C2, RB, 5.00%, 05/15/26 .... 130 134,897
Series 2022B, RB, 5.00%, 05/15/26 ..... 100 103,767
Series 2016A, RB, 5.00%, 11/15/26 ..... 445 460,565
Series 2017C-1, RB, 5.00%, 11/15/26 .... 390 408,553
Series 2023A, RB, 5.00%, 11/15/26 ..... 610 639,019
Series A, RB, 5.00%, 11/15/26 ......... 95 99,519
Series B, RB, 5.00%, 11/15/26 ......... 355 371,888
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 300 311,779
42,934,262
North Carolina — 2.4%
City of Charlotte
Series 2020A, GO, 5.00%, 06/01/26 ..... 375 389,469
Series 2021A, GO, 5.00%, 06/01/26 ..... 125 129,823
Series 2015, RB, 5.00%, 07/01/26 ...... 135 137,384
City of Durham, Series 2021, RB,
5.00%, 08/01/26 ................. 300 312,420
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 386,132
County of Buncombe, Series 2018, RB,
5.00%, 06/01/26 ................. 80 83,028
County of Forsyth
Series 2021B, GO, 4.00%, 03/01/26 ..... 170 172,777
Series 2021A, RB, 4.00%, 04/01/26 ..... 195 198,327
Series 2013, GO, 5.00%, 07/01/26 ...... 390 405,601
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 260 268,647
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 588,616
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 205 213,938
County of Wake
Series 2016A, GO, 5.00%, 03/01/26 ..... 575 594,396
Series 2021, RB, 5.00%, 03/01/26 ...... 230 237,577
Series 2021, GO, 5.00%, 04/01/26 ...... 350 362,431
Series 2019, RB, 5.00%, 09/01/26 ...... 175 182,630
Series 2016A, RB, 5.00%, 12/01/26 ..... 255 267,484
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 256,059
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 204,855
State of North Carolina
Series 2019, RB, 5.00%, 03/01/26 ...... 785 811,136
Series 2021, RB, 5.00%, 03/01/26 ...... 270 278,989
Series 2013C, GO, 5.00%, 05/01/26 ..... 285 295,647
Series 2017B, RB, 5.00%, 05/01/26 ..... 685 709,875
Series 2019A, RB, 5.00%, 05/01/26 ..... 515 533,701
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2022A, RB, 5.00%, 05/01/26 ..... USD 165 $ 170,992
Series 2014B, RB, 5.00%,  06/01/26 ..... 390 404,850
Series 2016A, GO, 5.00%, 06/01/26 ..... 1,880 1,953,639
Series 2016B, GO, 5.00%, 06/01/27 ..... 150 155,173
Series 2016A, GO, 5.00%, 06/01/28 ..... 165 170,510
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 177,412
11,053,518
Ohio — 2.3%
American Municipal Power, Inc.
Series 2017A, RB, 5.00%, 02/15/26 ..... 525 541,171
Series 2020A, RB, 5.00%, 02/15/26 ..... 250 257,701
City of Columbus
Series 2018A, GO, 5.00%, 04/01/26 ..... 100 103,453
Series 2019A, GO, 5.00%, 04/01/26 ..... 65 67,244
Series 2021B, GO, 5.00%, 04/01/26 ..... 125 129,316
Series 2014, RB, 5.00%, 06/01/26 ...... 100 100,520
Series 2016-1, GO, 5.00%, 07/01/26 ..... 180 187,166
Series 2016-2, GO, 5.00%, 07/01/26 ..... 230 239,157
Series 2016A, GO, 4.00%, 08/15/26 ..... 460 464,462
County of Franklin
Series 2018, RB, 5.00%, 06/01/26 ...... 230 238,540
Series 2015, GO, 5.00%, 12/01/26 ...... 100 102,512
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 145 151,560
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 100 104,049
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 172,580
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 371,717
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 140 144,338
Ohio Water Development Authority
Series 2016, RB, 5.00%, 06/01/26 ...... 100 103,862
Series 2019A, RB, 5.00%,  06/01/26 ..... 85 88,283
Series 2019B, RB, 5.00%, 06/01/26 ..... 290 301,201
Series 2022A, RB, 5.00%, 06/01/26 ..... 125 129,828
Series 2016B, RB, 5.00%, 12/01/26 ..... 75 78,687
Series 2019, RB, 5.00%, 12/01/26 ...... 160 167,866
Series 2019A, RB, 5.00%, 12/01/26 ..... 185 194,095
Series 2016, RB, 5.00%, 12/01/27 ...... 300 313,641
Series 2016, RB, 5.00%, 06/01/28 ...... 140 146,301
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A, RB, 5.00%, 06/01/26 ..... 660 685,491
Series 2015B, RB, 5.00%, 06/01/26 ..... 310 317,937
Series 2020B, RB, 5.00%, 06/01/26 ..... 445 462,187
Series 2017A, RB, 5.00%, 12/01/26 ..... 320 335,585
State of Ohio
Series 2023A, GO, 4.00%, 03/01/26 ..... 995 1,012,522
Series 2019A, GO, 5.00%, 05/01/26 ..... 185 191,750
Series S, GO, 5.00%, 05/01/26 ........ 370 383,500
Series U, GO, 5.00%, 05/01/26 ........ 605 627,075
Series V, GO, 5.00%, 05/01/26 ........ 215 222,845
Series 2019A, GO, 5.00%, 06/15/26 ..... 465 483,178
Series 2021A, GO, 5.00%, 06/15/26 ..... 225 233,796
Series 2017C, GO, 5.00%,  08/01/26 ..... 245 255,251
Series 2018, COP, 5.00%, 09/01/26 ..... 310 323,125
Series 2015A, GO, 5.00%, 09/15/26 ..... 280 292,375
Series 2020B, GO, 5.00%, 09/15/26 ..... 100 104,420
Series 2017B, RB, 5.00%, 10/01/26 ..... 110 114,847
Series T, GO, 5.00%, 11/01/26 ......... 115 120,395
Series 2016-1, RB, 5.00%, 12/15/26 ..... 160 165,825

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series S, GO, 5.00%, 05/01/28 ........ USD 120 $ 124,277
11,355,631
Oklahoma — 0.5%
Grand River Dam Authority
Series 2016A, RB, 5.00%, 06/01/26 ..... 410 424,479
Series 2016A, RB, 5.00%, 06/01/28 ..... 150 156,193
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 250 260,174
Oklahoma Turnpike Authority
Series 2017D, RB, 5.00%, 01/01/26 ..... 215 221,304
Series 2017E, RB, 5.00%, 01/01/26 ..... 200 205,864
Series 2020A, RB, 5.00%, 01/01/26 ..... 320 329,383
Oklahoma Water Resources Board
Series 2020A, RB, 5.00%, 04/01/26 ..... 220 227,676
Series 2016, RB, 5.00%, 04/01/27 (OK
CERF) ....................... 175 180,856
2,005,929
Oregon — 2.5%
City of Portland
Series 2019A, RB, 5.00%, 03/01/26 ..... 495 511,419
Series 2020A, RB, 5.00%, 03/01/26 ..... 220 227,297
Series 2016A, RB, 5.00%, 04/01/26 ..... 200 206,952
Series 2018A, RB, 5.00%, 05/01/26 ..... 380 393,945
Series 2019A, RB, 5.00%, 05/01/26 ..... 100 103,670
Series 2018B, GO, 5.00%,  06/15/26 ..... 195 202,667
Series 2014B, RB, 5.00%, 10/01/26 ..... 145 145,473
Series 2018A, RB, 5.00%, 05/01/27 ..... 225 232,708
County of Multnomah, GO, 5.00%, 06/01/26 . 220 228,385
Multnomah County School District No. 1 Portland
Series 2020, GO, 5.00%, 06/15/26 (GTD) . 875 909,078
Series 2023, GO, 5.00%, 06/15/26 (GTD) . 320 332,463
Oregon State Lottery
Series 2015C, RB, 5.00%, 04/01/26 (MO) . 2,030 2,056,365
Series 2015D, RB, 5.00%, 04/01/26 (MO) . 210 212,727
Portland Community College District
Series 2016, GO, 5.00%, 06/15/26 ...... 235 243,847
Series 2018, GO, 5.00%, 06/15/28 ...... 245 254,328
Salem-Keizer School District No. 24J
Series 2018, GO, 5.00%, 06/15/26 (GTD) . 310 321,786
Series 2020B, GO, 5.00%, 06/15/26 (GTD) 705 731,803
State of Oregon
Series 2017E, GO, 5.00%, 04/01/26 ..... 430 444,862
Series 2015F, GO, 5.00%, 05/01/26 ..... 285 289,065
Series 2020C, GO, 5.00%, 05/01/26 ..... 130 134,721
Series F, GO, 5.00%, 05/01/26 ......... 645 668,422
Series 2019D, GO, 5.00%, 06/01/26 ..... 165 171,283
Series C, GO, 5.00%,  06/01/26 ........ 165 171,283
Series 2015A, GO, 5.00%, 08/01/26 ..... 130 132,451
Series 2015O, GO, 5.00%, 08/01/26 ..... 70 71,439
Series 2019G, GO, 5.00%, 08/01/26 ..... 1,055 1,098,933
State of Oregon Department of Transportation
Series 2024, RB, 5.00%, 05/15/26 ...... 365 378,296
Series 2017C, RB, 5.00%, 11/15/26 ..... 280 293,370
Series B, RB, 5.00%, 11/15/26 ......... 180 188,595
11,357,633
Pennsylvania — 3.3%
City of Philadelphia
Series 2017A, GO, 5.00%, 08/01/26 ..... 560 580,309
Series 2019A, GO, 5.00%,  08/01/26 ..... 175 181,347
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 300 304,632
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2017, GO, 5.00%, 01/01/26 ...... USD 1,240 $ 1,276,534
Series 2016, GO, 5.00%,  02/01/26 ...... 1,205 1,242,650
Series 2018, GO, 5.00%, 03/01/26 ...... 590 609,458
Series 1, GO, 5.00%, 03/15/26 ........ 445 449,931
Series 2020-1, GO, 5.00%, 05/01/26 ..... 105 108,831
Series 2019, GO, 5.00%, 07/15/26 ...... 255 265,425
Series 2016, GO, 5.00%, 09/15/26 ...... 1,630 1,701,049
Series 2022-1, GO, 5.00%, 10/01/26 ..... 165 172,345
Series 2016, GO, 5.00%, 09/15/27 ...... 255 265,280
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 415,215
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 286,239
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 315 323,784
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 68,0 76
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26
(c)
.... 400 418,340
Pennsylvania State University (The)
Series 2020E, RB, 5.00%, 03/01/26 ..... 670 691,968
Series A, RB, 5.00%, 09/01/26 ......... 150 156,290
Series B, RB, 5.00%, 09/01/26 ......... 635 661,627
Pennsylvania Turnpike Commission
Series 2016B, RB, 5.00%, 06/01/26 ..... 340 351,959
Series B-2, RB, 5.00%, 06/01/26 ....... 525 543,466
Series 2016, RB, 5.00%, 12/01/26 ...... 150 156,686
Series 2016A-1, RB, 5.00%, 12/01/26 .... 435 447,882
Series 2019A, RB, 5.00%, 12/01/26 ..... 435 455,130
Series 2021B, RB, 5.00%, 12/01/26 ..... 755 790,479
Series A-1, RB, 5.00%, 12/01/26 ....... 430 440,625
Series A-2, RB, 5.00%, 12/01/26 ....... 380 398,165
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 (AGM) ..... 180 187,477
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 103,804
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 720 731,943
14,786,946
Rhode Island — 0.6%
Rhode Island Commerce Corp., Series 2017A,
RB, 5.00%, 06/15/26 .............. 205 211,989
Rhode Island Health and Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 180 187,622
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A, RB, 5.00%, 10/01/26 ..... 635 649,900
Series 2017B, RB, 5.00%, 10/01/26 ..... 315 328,955
State of Rhode Island
Series 2019C, GO, 5.00%,  01/15/26 ..... 195 200,879
Series 2019E, GO, 5.00%, 01/15/26 ..... 570 587,185
Series 2017A, GO, 5.00%, 05/01/26 ..... 345 357,049
Series 2021A, GO, 5.00%, 05/01/26 ..... 475 491,589
3,015,168
South Carolina — 0.6%
City of Charleston, Series 2019, RB,
5.00%, 01/01/26 ................. 235 241,883
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 172,818
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,151,540

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
Horry County School District, Series 2015A, GO,
5.00%, 03/01/26 (SCSDE) ........... USD 655 $ 662,063
South Carolina Public Service Authority, Series
2021B, RB, 5.00%, 12/01/26 ......... 200 208,314
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 219,433
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/26 (SAW) ............ 615 636,357
3,292,408
Tennessee — 2.2%
City of Knoxville, Series 2017HH, RB,
5.00%, 07/01/26 ................. 230 238,807
City of Memphis
Series 2015A, GO, 5.00%, 04/01/26 ..... 1,010 1,022,446
Series 2018, GO, 5.00%, 06/01/26 ...... 120 124,565
Series 2018, RB, 5.00%, 10/01/26 ...... 90 93,968
Series 2020A, GO, 5.00%, 12/01/26 ..... 100 104,711
County of Blount
Series 2016B, GO, 5.00%, 06/01/26 ..... 205 212,388
Series 2016B, GO, 5.00%, 06/01/27 ..... 160 165,373
Series 2016B, GO, 5.00%, 06/01/28 ..... 490 506,629
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 340 351,739
County of Shelby
Series 2017A, GO, 5.00%, 04/01/26 ..... 290 300,012
Series 2019A, GO, 5.00%, 04/01/26 ..... 150 155,179
County of Williamson
Series 2017, GO, 5.00%, 04/01/26 ...... 130 134,553
Series 2018, GO, 5.00%, 04/01/26 ...... 165 170,779
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 196,403
Metropolitan Government of Nashville &
Davidson County
Series 2016, GO, 5.00%, 01/01/26 ...... 270 277,947
Series 2021C, GO, 5.00%, 01/01/26 ..... 255 262,505
Series 2017B, RB, 5.00%, 05/15/26 ..... 690 714,985
Series 2021A, RB, 5.00%, 05/15/26 ..... 150 155,432
Series 2015C, GO, 5.00%, 07/01/26 ..... 265 269,366
Series 2017B, RB, 5.00%, 07/01/26 ..... 465 483,071
Series 2021A, RB, 5.00%, 07/01/26 ..... 175 181,801
Series 2016, GO, 5.00%, 01/01/27 ...... 245 253,724
Series 2016, GO, 4.00%, 01/01/28 ...... 250 254,035
State of Tennessee
Series A, GO, 5.00%,  08/01/26 ........ 165 171,969
Series B, GO, 5.00%, 08/01/26 ........ 260 270,982
Series 2021A, GO, 5.00%, 11/01/26 ..... 60 62,816
Series A, GO, 5.00%, 08/01/27 ........ 110 114,261
Series B, GO, 5.00%, 08/01/27 ........ 520 540,142
Series A, GO, 5.00%, 08/01/28 ........ 225 233,417
Tennessee State School Bond Authority
Series 2019A, RB, 5.00%, 11/01/26
(HERBIP) ..................... 80 83,504
Series 2022A, RB, 5.00%, 11/01/26 (ST
INTERCEPT) .................. 280 292,264
Series A, RB, 5.00%,  11/01/26 (HERBIP) .. 540 563,653
Series B, RB, 5.00%, 11/01/26 (ST
INTERCEPT) .................. 715 746,318
9,709,744
Texas — 10.0%
Alamo Community College District
Series 2021, GO, 5.00%, 02/15/26 ...... 160 164,963
Series 2022, GO, 5.00%,  02/15/26 ...... 595 613,457
Security
Par (000)
Par (000) Value
Texas (continued)
Aldine Independent School District
Series 2017, GO, 5.00%, 02/15/26 (PSF) .. USD 395 $ 407,434
Series 2017A, GO, 5.00%, 02/15/26 (PSF) 205 211,453
Allen Independent School District
Series 2016, GO, 5.00%, 02/15/26 (PSF) .. 120 123,832
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 100 103,237
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 305 314,313
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 66,110
Austin Independent School District
Series 2017, GO, 5.00%, 08/01/26 (PSF) .. 165 171,584
Series 2021, GO, 5.00%,  08/01/26 (PSF) .. 850 883,917
Series 2023, GO, 5.00%, 08/01/26 ...... 150 156,134
Series C, GO, 5.00%, 08/01/26 ........ 450 468,401
Series 2017, GO, 5.00%, 08/01/28 (PSF) .. 95 98,294
Board of Regents of the University of Texas
System
Series 2014A, RB, 5.00%, 08/15/26 ..... 175 175,118
Series 2016B, RB, 5.00%, 08/15/26 ..... 375 390,527
Series 2016C, RB, 5.00%, 08/15/26 ..... 440 458,219
Series 2016J, RB, 5.00%,  08/15/26 ..... 865 900,816
Series 2016J, RB, 5.00%, 08/15/27 ..... 235 245,737
Series 2016J, RB, 5.00%, 08/15/28 ..... 120 124,562
City of Austin
Series 2015, GO, 5.00%, 09/01/26 ...... 265 270,126
Series 2020, GO, 5.00%,  09/01/26 ...... 445 463,851
Series 2015A, RB, 5.00%, 11/15/26 ..... 200 204,295
Series 2017, RB, 5.00%, 11/15/26 ...... 550 575,528
Series 2020C, RB, 5.00%, 11/15/26 ..... 150 156,962
Series 2022, RB, 5.00%, 11/15/26 ...... 200 209,283
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 195 202,934
City of Dallas
Series 2021C, RB, 5.00%, 10/01/26 ..... 100 104,430
Series 2016A, RB, 5.00%, 10/01/27 ..... 170 177,316
City of Fort Worth
Series 2015A, RB, 5.00%, 02/15/26 ..... 165 166,688
Series 2020A, RB, 5.00%, 02/15/26 ..... 540 556,586
Series 2019, GO, 5.00%, 03/01/26 ...... 155 159,801
City of Houston
Series 2014A, GO, 5.00%,  03/01/26 ..... 115 115,416
Series 2014C, RB, 5.00%, 05/15/26 ..... 1,020 1,020,344
Series 2020B, RB, 5.00%, 07/01/26 ..... 180 186,654
Series 2002C, RB, 5.00%, 11/15/26 ..... 135 141,144
Series 2014D, RB, 5.00%, 11/15/26 ..... 60 60,333
City of Plano, Series 2019, GO, 5.00%, 09/01/26 95 99,024
City of San Antonio
Series 2015, RB, 5.00%, 02/01/26 ...... 300 304,984
Series 2022, GO, 5.00%, 02/01/26 ...... 235 242,315
Series 2023, GO, 5.00%,  02/01/26 ...... 145 149,513
Series 2018, GO, 5.00%, 08/01/26 ...... 135 140,761
Series 2019, GO, 5.00%, 08/01/26 ...... 480 500,485
City of San Antonio Electric & Gas Systems,
Series 2018A, RB, 5.00%, 02/01/26 ..... 655 675,291
Clear Creek Independent School District
Series 2021, GO, 5.00%, 02/15/26 (PSF) .. 450 463,685
Series A, GO, 5.00%, 02/15/26 (PSF) .... 60 60,582
Conroe Independent School District
Series 2017, GO, 5.00%, 02/15/26 (PSF) .. 450 464,646
Series 2018, GO, 5.00%, 02/15/26 (PSF) .. 400 413,019
Series 2019, GO, 5.00%, 02/15/26 (PSF) .. 130 134,231
County of Bexar
Series 2017, GO, 5.00%, 06/15/26 ...... 455 472,214
Series 2018, GO, 5.00%,  06/15/26 ...... 630 653,835

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017, GO, 5.00%, 06/15/29 ...... USD 250 $ 259,264
Series 2016A, GO, 5.00%, 06/15/32 ..... 245 253,173
County of Fort Bend, Series B, GO,
5.00%, 03/01/28 ................. 120 123,547
County of Harris
Series 2015B, RB, 5.00%, 08/15/26 ..... 695 707,250
Series 2018A, RB, 5.00%, 08/15/26 ..... 200 208,097
Series 2017A, GO, 5.00%, 10/01/26 ..... 120 125,316
Series 2020A, GO, 5.00%, 10/01/26 ..... 330 344,619
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 175 181,924
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/26 (PSF) ..... 75 76,334
Cypress-Fairbanks Independent School District
Series 2016, GO, 5.00%,  02/15/26 (PSF) .. 980 1,011,447
Series 2020, GO, 5.00%, 02/15/26 (PSF) .. 100 103,209
Series 2022A, GO, 5.00%, 02/15/26 (PSF) 100 103,209
Series 2016, GO, 5.00%, 02/15/27 (PSF) .. 965 993,583
Dallas Area Rapid Transit
Series 2014A, RB, 5.00%, 12/01/26 ..... 60 60,408
Series 2019, RB, 5.00%, 12/01/26 ...... 790 827,582
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. 160 165,037
Dallas Fort Worth International Airport
Series 2020A, RB, 5.00%, 11/01/26 ..... 345 360,485
Series 2021A, RB, 5.00%, 11/01/26 ..... 205 214,201
Series 2021B, RB, 5.00%, 11/01/26 ..... 160 167,181
Dallas Independent School District
Series 2020, GO, 5.00%, 02/15/26 (PSF) .. 175 180,455
Series 2023, GO, 5.00%, 02/15/26 (PSF) .. 690 711,509
Denton Independent School District, Series
2016, GO, 5.00%, 08/15/27 (PSF) ...... 295 304,053
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/26 (PSF) ..... 160 164,890
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/26 (PSF) ...... 125 128,897
Keller Independent School District
Series 2015A, GO, 5.00%, 02/15/26 (PSF) 150 151,588
Klein Independent School District
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 125 128,891
Series 2017, GO, 5.00%, 08/01/26 (PSF) .. 140 145,586
Series 2020, GO, 5.00%, 08/01/26 (PSF) .. 395 410,762
Leander Independent School District
Series 2019C, GO, 5.00%, 08/15/26 (PSF) 435 452,698
Series 2017A, GO, 5.00%, 08/15/27 (PSF) 195 202,624
Series 2016, GO, 5.00%, 08/15/28 (PSF) .. 100 103,071
Lewisville Independent School District
Series 2016A, GO, 4.00%, 08/15/26 (PSF) 280 281,892
Series 2016A, GO, 5.00%, 08/15/26 (PSF) 145 147,752
Series 2017, GO, 5.00%, 08/15/26 (PSF) .. 140 145,753
Lone Star College System
Series 2016, GO, 5.00%, 02/15/26 ...... 245 252,509
Series 2016, GO, 5.00%, 02/15/28 ...... 395 406,979
Lower Colorado River Authority
Series 2018, RB, 5.00%, 05/15/26 ...... 140 140,172
Series 2019, RB, 5.00%, 05/15/26 ...... 245 253,240
Series 2024, RB, 5.00%, 05/15/26 (AGM) . 500 517,169
Series B, RB, 5.00%, 05/15/26 ......... 190 192,454
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 150 154,790
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B, RB, 5.00%, 11/01/26 ..... 270 276,328
Series A, RB, 5.00%, 11/01/26 ......... 370 386,543
Series A, RB, 5.00%, 11/01/27 ......... 230 239,956
Security
Par (000)
Par (000) Value
Texas (continued)
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... USD 150 $ 152,186
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 200 206,755
North Texas Municipal Water District Upper
East Fork Wastewater Interceptor Sys, Series
2016, RB, 5.00%, 06/01/26 .......... 125 129,537
North Texas Municipal Water District Water
System, Series 2021A, RB, 5.00%, 09/01/26 330 343,776
North Texas Tollway Authority
Series 2015A, RB, 5.00%, 01/01/26 ..... 295 297,178
Series 2015B, RB, 5.00%, 01/01/26 ..... 885 890,986
Series 2019A, RB, 5.00%, 01/01/26 ..... 95 97,762
Series 2020C, RB, 5.00%, 01/01/26 ..... 290 298,349
Series A, RB, 5.00%, 01/01/27 ......... 130 133,418
Series B, RB, 5.00%, 01/01/27 ......... 210 214,188
Series 2016A, RB, 5.00%, 01/01/28 ..... 445 456,334
Series B, RB, 5.00%, 01/01/28 ......... 310 316,155
Northside Independent School District
Series 2020, GO, 5.00%, 08/01/26 (PSF) .. 195 202,897
Series 2017, GO, 4.00%, 08/15/26 (PSF) .. 190 193,393
Series 2015, GO, 5.00%, 08/15/26 (PSF) .. 130 132,441
Series 2021, GO, 5.00%, 08/15/26 (PSF) .. 210 218,671
Series 2022A, GO, 5.00%, 08/15/26 (PSF) 155 161,400
Northwest Independent School District
Series 2015A, GO, 5.00%,  02/15/26 (PSF) 155 156,527
Series 2016, GO, 5.00%, 02/15/29 (PSF) .. 230 236,987
Permanent University Fund - Texas A&M
University System
Series 2009A, RB, 5.00%, 07/01/26 ..... 100 101,698
Series 2015A, RB, 5.50%,  07/01/26 ..... 300 306,440
Permanent University Fund - University of Texas
System, Series 2016A, RB, 5.00%, 07/01/26 440 447,833
Plano Independent School District
Series 2016A, GO, 5.00%, 02/15/26 (PSF) 300 309,581
Series 2016A, GO, 5.00%, 02/15/28 (PSF) 150 154,377
Round Rock Independent School District
Series 2017, GO, 5.00%, 08/01/26 ...... 415 431,642
Series 2019, GO, 5.00%, 08/01/26 (PSF) .. 465 483,555
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/26 (PSF) ...... 280 291,336
San Antonio Water System
Series 2022B, RB, 5.00%, 05/15/26 ..... 120 124,354
Series 2016C, RB, 5.00%, 05/15/27 ..... 190 198,500
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 186,545
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 170 175,115
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 205 213,465
State of Texas
Series 2016, GO, 5.00%, 04/01/26 ...... 630 651,565
Series 2018A, GO, 5.00%, 08/01/26 ..... 100 101,836
Series 2019A, GO, 5.00%, 08/01/26 ..... 135 140,568
Series 2018A, GO, 5.00%, 10/01/26 ..... 625 652,271
Series 2016A, GO, 5.00%, 04/01/27 ..... 20 20,637
Series B-1, GO, 5.00%, 08/01/27 ....... 360 374,073
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ 500 513,601
Texas A&M University
Series 2016C, RB, 5.00%, 05/15/26 ..... 230 238,532
Series 2017C, RB, 5.00%, 05/15/26 ..... 790 819,307
Series 2021A, RB, 5.00%, 05/15/26 ..... 115 119,266
Series 2016C, RB, 4.00%, 05/15/27 ..... 155 157,351

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016E, RB, 4.00%, 05/15/27 ..... USD 180 $ 182,824
Series 2016C, RB, 4.00%, 05/15/28 ..... 300 304,088
Texas Department of Transportation State
Highway Fund
Series 2008, RB, 5.25%, 04/01/26 ...... 270 280,243
Series 2015, RB, 5.00%, 10/01/26 ...... 1,705 1,780,532
Series 2016A, RB, 5.00%, 10/01/26 ..... 555 579,587
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 (AGM) .......... 300 310,526
Texas State University System
Series 2017A, RB, 5.00%, 03/15/26 ..... 1,960 2,021,126
Series 2019A, RB, 5.00%, 03/15/26 ..... 125 128,898
Texas Tech University System, Series 2015A,
RB, 5.00%, 02/15/26 .............. 695 701,869
Texas Water Development Board
Series 2016, RB, 5.00%, 04/15/26 ...... 585 606,094
Series 2017A, RB, 5.00%, 04/15/26 ..... 245 253,834
Series 2018B, RB, 5.00%, 04/15/26 ..... 265 274,555
Series 2022, RB, 5.00%, 04/15/26 ...... 100 103,606
Series A, RB, 5.00%, 04/15/26 ......... 255 260,230
Series 2020, RB, 5.00%, 08/01/26 ...... 355 369,572
Series 2021, RB, 5.00%, 08/01/26 ...... 145 150,952
Series 2018A, RB, 5.00%, 10/15/26 ..... 320 334,576
Series 2018B, RB, 5.00%, 10/15/26 ..... 570 595,964
Trinity River Authority Central Regional
Wastewater System
Series 2016, RB, 5.00%, 08/01/26 ...... 640 666,044
Series 2019, RB, 5.00%, 08/01/26 ...... 250 260,174
50,608,493
Utah — 1.7%
Alpine School District
Series 2017B, GO, 5.00%, 03/15/26 (GTD) 205 211,737
Series 2021A, GO, 5.00%, 03/15/26 (GTD) 785 810,797
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 760 785,665
County of Salt Lake
Series 2017B, RB, 5.00%, 02/01/26 ..... 125 128,891
Series 2017, RB, 5.00%, 08/15/26 ...... 140 145,950
Intermountain Power Agency
Series 2022A, RB, 5.00%, 07/01/26 ..... 255 265,076
Series 2023A, RB, 5.00%, 07/01/26 ..... 1,100 1,143,256
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 350 359,678
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 103,113
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 56,446
State of Utah
Series 2018, GO, 5.00%, 07/01/26 ...... 265 275,561
Series 2019, GO, 5.00%, 07/01/26 ...... 70 72,790
Series 2020, GO, 5.00%, 07/01/26 ...... 850 883,876
Series 2020B, GO, 5.00%, 07/01/26 ..... 640 665,507
University of Utah (The)
Series 2016A, RB, 5.00%, 08/01/26 ..... 125 127,478
Series 2017B-1, RB, 5.00%, 08/01/26 (SAP) 160 166,118
Series 2018A, RB, 5.00%, 08/01/26 ..... 195 203,035
Series 2021A-1, RB, 5.00%, 08/01/26 .... 200 207,647
Series B1, RB, 5.00%, 08/01/26 ........ 300 311,471
Series B1, RB, 5.00%, 08/01/28 ........ 255 265,477
Utah Transit Authority
Series 2015A, RB, 5.00%, 06/15/26 ..... 720 732,333
7,921,902
Security
Par (000)
Par (000) Value
Vermont — 0.0%
Vermont Municipal Bond Bank, Series 4, RB,
5.00%, 12/01/26 (ST INTERCEPT) ..... USD 105 $ 109,874
Virginia — 3.5%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 110 114,317
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 124,944
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 182,081
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 453,697
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 210 214,763
City of Richmond
Series 2017D, GO, 5.00%, 03/01/26 (SAW) 190 196,230
Series 2016A, RB, 5.00%, 01/15/27 ..... 275 283,112
City of Suffolk
Series 2015, GO, 5.00%, 02/01/26 (SAW) . 225 227,161
Series 2016A, GO, 5.00%, 02/01/26 ..... 85 87,640
Commonwealth of Virginia
Series 2018A, GO, 5.00%, 06/01/26 ..... 80 83,061
Series A, GO, 5.00%, 06/01/26 ........ 125 129,782
County of Arlington
Series 2018, GO, 5.00%, 08/15/26 ...... 230 239,802
Series A, GO, 5.00%, 08/15/30 ........ 160 166,632
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/26 ................. 185 190,497
County of Fairfax
Series 2021A, RB, 5.00%, 07/15/26 ..... 375 390,824
Series 2016A, GO, 4.00%, 10/01/26 (SAW) 1,255 1,276,963
Series 2021A, GO, 4.00%, 10/01/26 (SAW) 195 199,448
Series 2016A, GO, 5.00%, 10/01/35 (SAW) 135 139,559
County of Henrico
Series 2015, GO, 5.00%, 08/01/26 ...... 100 104,180
Series 2017A, GO, 5.00%, 08/01/26 ..... 155 161,479
Series 2019, GO, 5.00%, 08/01/26 (SAW) . 105 109,389
County of Loudoun
Series 2016A, GO, 5.00%, 12/01/26 ..... 195 200,490
Series 2017A, GO, 5.00%, 12/01/26 (SAW) 165 173,154
Series 2020A, GO, 5.00%, 12/01/26 (SAW) 425 446,004
Series 2020B, GO, 5.00%, 12/01/26 (SAW) 100 104,942
Series 2021A, GO, 5.00%, 12/01/26 (SAW) 1,000 1,049,421
Hampton Roads Sanitation District
Series 2016A, RB, 5.00%, 08/01/27 ..... 210 218,569
Series 2016A, RB, 5.00%, 08/01/37 ..... 1,550 1,615,533
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 200 208,817
Virginia College Building Authority
Series 2017E, RB, 5.00%, 02/01/26 ..... 440 453,799
Series 2019B, RB, 5.00%, 02/01/26 ..... 295 304,251
Series 2019C, RB, 5.00%, 02/01/26 ..... 565 582,719
Series 2020A, RB, 5.00%, 02/01/26 ..... 810 835,402
Series A, RB, 5.00%, 02/01/26 ......... 185 190,802
Series B, RB, 5.00%, 09/01/26 (ST
INTERCEPT) .................. 255 260,200
Series 2016A, RB, 5.00%, 09/01/27 (ST
INTERCEPT) .................. 330 342,681
Series 2016A, RB, 5.00%, 09/01/29 (ST
INTERCEPT) .................. 15 15,605
Virginia Commonwealth Transportation Board
Series 2017A, RB, 5.00%, 05/15/26 ..... 370 383,938
Series 2016, RB, 5.00%, 09/15/26 ...... 105 109,599
Series 2018, RB, 5.00%, 09/15/26 ...... 100 104,380
Series 2020, RB, 5.00%, 09/15/26 ...... 75 78,285

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2016, RB, 5.00%, 09/15/27 ...... USD 315 $ 328,021
Virginia Public Building Authority
Series C, RB, 4.00%, 08/01/26 ......... 150 150,128
Series 2018A, RB, 5.00%, 08/01/26 ..... 140 145,719
Series 2020A, RB, 5.00%, 08/01/26 ..... 155 161,332
Series 2022A, RB, 5.00%, 08/01/26 ..... 500 520,425
Series B, RB, 5.00%, 08/01/26 ......... 215 223,783
Series A, RB, 5.00%, 08/01/27 ......... 500 519,415
Virginia Public School Authority
Series 2022, RB, 5.00%, 04/15/26 ...... 135 139,845
Series 2015A, RB, 5.00%, 08/01/26 ( ST
INTERCEPT) .................. 270 275,567
Series 2016B, RB, 5.00%, 08/01/26 (ST
INTERCEPT) .................. 175 182,392
Series 2017C, RB, 5.00%, 08/01/26 (ST
INTERCEPT) .................. 115 119,857
Series 2018A, RB, 5.00%, 08/01/26 (ST
INTERCEPT) .................. 110 114,646
Series 2019A, RB, 5.00%, 08/01/26 (ST
INTERCEPT) .................. 100 104,224
Series 2019B, RB, 5.00%, 08/01/26 (ST
INTERCEPT) .................. 335 349,150
Series 2021A, RB, 5.00%, 08/01/26 (SAW) 355 369,994
Virginia Resources Authority
Series 2015, RB, 5.00%, 11/01/26 ...... 215 220,386
Series 2017A, RB, 5.00%, 11/01/26 ..... 490 512,671
Series 2017C, RB, 5.00%, 11/01/26 ..... 140 146,478
Series 2018C, RB, 5.00%, 11/01/26 ..... 435 455,127
Series 2021C, RB, 5.00%, 11/01/26 ..... 75 78,470
Series 2016A, RB, 5.00%, 11/01/27 ..... 275 287,863
18,159,645
Washington — 4.7%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 338,768
Central Puget Sound Regional Transit Authority
Series 2015S-1, RB, 5.00%, 11/01/26 .... 70 71,817
Series 2021S-1, RB, 5.00%, 11/01/26 .... 345 360,800
City of Seattle
Series 2019B, RB, 5.00%, 02/01/26 ..... 490 505,106
Series 2016B, RB, 5.00%, 04/01/26 ..... 355 367,164
Series 2015A, GO, 5.00%, 06/01/26 ..... 285 289,411
Series 2017, RB, 5.00%, 07/01/26 ...... 230 238,826
Series 2017, RB, 5.00%, 08/01/26 ...... 285 296,880
Series 2022A, GO, 4.00%, 09/01/26 ..... 340 347,917
Series 2017C, RB, 5.00%, 09/01/26 ..... 240 250,409
Series 2016B, RB, 5.00%, 04/01/27 ..... 260 268,366
Series 2016C, RB, 4.00%, 10/01/27 ..... 110 111,977
Series 2016A, GO, 4.00%, 04/01/28 ..... 80 81,185
Series 2016B, RB, 5.00%, 04/01/28 ..... 230 237,287
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 225,129
Clark County School District No. 37 Vancouver
Series 2021, GO, 4.00%, 12/01/26 (GTD) . 110 112,516
Series 2019, GO, 5.00%, 12/01/26 (GTD) . 200 209,279
County of King
Series 2019A, GO, 5.00%, 06/01/26 ..... 170 176,449
Series 2015A, GO, 5.00%, 07/01/26 ..... 285 287,356
Series 2016B, RB, 5.00%, 07/01/26 ..... 315 327,507
Series 2017, GO, 5.00%, 07/01/26 ...... 100 103,970
Series 2018B, RB, 5.00%, 07/01/26 ..... 580 603,028
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 110 114,347
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 225,079
Security
Par (000)
Par (000) Value
Washington (continued)
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. USD 60 $ 62,813
Energy Northwest
Series 2014C, RB, 5.00%, 07/01/26 ..... 915 915,636
Series 2015A, RB, 5.00%, 07/01/26 ..... 1,005 1,023,497
Series 2015C, RB, 5.00%, 07/01/26 ..... 385 392,086
Series 2016A, RB, 5.00%, 07/01/26 ..... 800 832,035
Series 2017A, RB, 5.00%, 07/01/26 ..... 775 806,034
Series 2021A, RB, 5.00%, 07/01/26 ..... 360 374,416
Series 2016-A, RB, 5.00%, 07/01/27 ..... 175 181,951
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 600 610,651
Pierce County School District No. 10 Tacoma
Series 2014, GO, 5.00%, 12/01/26 (GTD) . 735 739,761
Series 2015, GO, 5.00%, 12/01/26 (GTD) . 240 246,283
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/27
(GTD) ....................... 100 104,731
Port of Seattle
Series 2016, RB, 5.00%, 02/01/26 ...... 555 570,626
Series 2021B, RB, 5.00%, 06/01/26 ..... 140 144,828
Series 2022A, RB, 5.00%, 08/01/26 ..... 575 595,562
State of Washington
Series R-2020A, GO, 5.00%, 01/01/26 ... 225 231,629
Series 2015B, GO, 5.00%, 02/01/26 ..... 685 691,520
Series 2016C, GO, 5.00%, 02/01/26 ..... 190 195,936
Series 2017D, GO, 5.00%, 02/01/26 ..... 190 195,936
Series 2019C, GO, 5.00%, 02/01/26 ..... 100 103,124
Series 2005C, GO, 0.00%, 06/01/26
(AMBAC)
(b)
.................... 100 94,313
Series 2017C, GO, 4.00%, 06/01/26 ..... 240 244,926
Series R-2022D, GO, 4.00%, 07/01/26 ... 400 408,609
Series R-2020C, GO, 5.00%, 07/01/26 ... 610 634,427
Series R-2016B, GO, 5.00%, 07/01/26 ... 655 673,063
Series R-2015H, GO, 5.00%, 07/01/26 ... 125 126,017
Series R-2020D, GO, 5.00%, 07/01/26 ... 155 161,207
Series 2018A, GO, 5.00%, 08/01/26 ..... 500 520,921
Series R-2017A, GO, 5.00%, 08/01/26 ... 65 67,720
Series R-2018C, GO, 5.00%, 08/01/26 ... 105 109,393
Series 2017A, GO, 5.00%, 08/01/26 ..... 415 432,364
Series 2016A-1, GO, 5.00%, 08/01/26 .... 200 203,910
Series 2018B, GO, 5.00%, 08/01/26 ..... 125 130,230
Series 2020A, GO, 5.00%, 08/01/26 ..... 420 437,573
Series 2017B, GO, 5.00%, 08/01/27 ..... 155 160,716
Series R-2017A, GO, 5.00%, 08/01/27 ... 45 46,659
Series R-2017A, GO, 5.00%, 08/01/28 ... 295 305,705
Series R-2017B, GO, 5.00%, 08/01/28 ... 285 295,342
University of Washington
Series 2015C, RB, 5.00%, 12/01/26 ..... 280 287,268
Series A, RB, 5.00%, 12/01/26 ......... 225 235,440
20,745,431
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,224
State of West Virginia
Series 2018A, GO, 5.00%, 06/01/26 ..... 116 120,417
Series 2019A, GO, 5.00%, 06/01/26 ..... 160 166,092
Series 2021A, GO, 5.00%, 06/01/26 ..... 150 155,712
Series 1999A, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 255 237,326
Series 2018B, GO, 5.00%, 12/01/26 ..... 210 219,942
Series 2019A, GO, 5.00%, 12/01/26 ..... 270 282,782

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
West Virginia (continued)
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... USD 315 $ 327,501
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. 155 160,339
1,815,335
Wisconsin — 2.0%
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 105 107,284
State of Wisconsin
Series 2014-4, GO, 5.00%, 05/01/26 ..... 560 562,555
Series 2019A, RB, 5.00%, 05/01/26 ..... 970 1,006,102
Series 2020A, GO, 5.00%, 05/01/26 ..... 100 103,510
Series 2021-1, GO, 5.00%,  05/01/26 ..... 175 181,142
Series 2016-1, GO, 4.00%, 11/01/26 ..... 480 483,231
Series 2016-1, GO, 5.00%, 11/01/26 ..... 795 806,194
Series 2016-2, GO, 5.00%, 11/01/26 ..... 390 402,617
Series 20171, GO, 5.00%, 11/01/26 ..... 720 753,473
Series 2017-2, GO, 5.00%, 11/01/26 ..... 605 633,127
Series 20173, GO, 5.00%, 11/01/26 ..... 115 120,346
Series 2016-2, GO, 4.00%, 11/01/27 ..... 190 193,045
Series 2017B, RB, 5.00%, 05/01/28 ..... 245 254,119
State of Wisconsin Environmental Improvement
Fund
Series 2017A, RB, 5.00%, 06/01/26 ..... 700 711,053
Series 2018A, RB, 5.00%, 06/01/26 ..... 740 767,908
Series 2020A, RB, 5.00%, 06/01/26 ..... 230 238,674
Wisconsin Department of Transportation
Series 2015-1, RB, 5.00%, 07/01/26 ..... 420 427,333
Series 20171, RB, 5.00%, 07/01/26 ..... 295 306,645
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2017-2, RB, 5.00%, 07/01/26 ..... USD 525 $ 545,724
Series 2019A, RB, 5.00%,  07/01/26 ..... 160 166,316
Series 2019A, RB, 5.00%, 07/01/27 ..... 300 311,045
Series 2019A, RB, 5.00%, 07/01/28 ..... 145 150,283
9,231,726
Total Long-Term Investments — 98.7%
(Cost: $470,023,053) .............................. 465,746,180
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 3.49%
(d)(e)
......... 509,801 509,852
Total Short-Term Securities — 0.1%
(Cost: $509,852) ................................. 509,852
Total Investments — 98.8%
(Cost: $470,532,905 ) .............................. 466,256,032
Other Assets Less Liabilities — 1.2% .................... 5,592,771
Net Assets — 100.0% ...............................
$ 471,848,803
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 550,785 $ — $ (41,358)
(a)
$ 439 $ (14) $ 509,852 509,801 $ 32,562 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 465,746,180 $ — $ 465,746,180
Short-Term Securities
Money Market Funds ...................................... 509,852 — — 509,852
$ 509,852 $ 465,746,180 $ — $ 466,256,032
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes